Baird Aggregate Bond Fund
Schedule of Investments, March 31, 2022 (Unaudited)
	Principal		% of
	Amount	Value	Net Assets
LONG-TERM INVESTMENTS

U.S. Treasury Securities
U.S. Treasury Bonds:
2.500%, 05/15/2024	$437,105,000	$438,009,943
0.375%, 07/15/2024	1,183,550,000	1,129,642,990
0.250%, 05/31/2025	457,525,000	425,819,945
2.250%, 11/15/2025	1,061,150,000	1,050,331,247
1.125%, 10/31/2026	357,625,000	336,391,016
2.000%, 11/15/2026	629,500,000	615,729,688
2.250%, 11/15/2027	764,050,000	755,245,516
1.125%, 08/31/2028	1,270,500,000	1,170,547,376
0.625%, 08/15/2030	479,925,000	416,859,855
1.250%, 08/15/2031	755,650,000	686,933,078
1.375%, 11/15/2040	945,950,000	773,351,074
2.250%, 05/15/2041	29,550,000	27,956,487
2.875%, 05/15/2043	1,236,020,000	1,279,570,398
2.500%, 02/15/2045	1,570,375,000	1,529,520,721
1.250%, 05/15/2050	176,225,000	131,439,069
1.375%, 08/15/2050	270,450,000	208,161,984
Total U.S. Treasury Securities (Cost $11,736,576,541)		10,975,510,387	29.4%

Other Government Related Securities
Comision Federal de Electricidad,
4.875%, 01/15/2024 (1)(2)	3,423,000	3,496,629
Corp Andina de Fomento,
4.375%, 06/15/2022 (1)	6,107,000	6,130,393
NBN Co. Ltd.:
2.625%, 05/05/2031 (Callable 02/05/2031) (1)(2)	13,625,000	12,423,469
2.500%, 01/08/2032 (Callable 10/08/2031) (1)(2)	46,650,000	41,898,736
Petroleos Mexicanos:
5.950%, 01/28/2031 (Callable 10/28/2030) (1)	558,000	515,040
6.700%, 02/16/2032 (1)	1,020,000	969,000
6.350%, 02/12/2048 (1)	8,500,000	6,681,850
Sinopec Group Overseas Development [2017] Ltd.,
3.000%, 04/12/2022 (1)(2)	15,000,000	15,001,800
Total Other Government Related Securities (Cost $94,593,808)		87,116,917	0.2%

Corporate Bonds
Industrials
Abbott Laboratories,
4.900%, 11/30/2046 (Callable 05/30/2046)	4,700,000	5,724,065
AbbVie, Inc.:
3.250%, 10/01/2022 (Callable 07/01/2022)	17,863,000	17,927,678
3.850%, 06/15/2024 (Callable 03/15/2024)	12,067,000	12,302,970
3.800%, 03/15/2025 (Callable 12/15/2024)	16,425,000	16,730,215
2.950%, 11/21/2026 (Callable 09/21/2026)	9,625,000	9,534,532
4.550%, 03/15/2035 (Callable 09/15/2034)	26,098,000	28,016,355
4.500%, 05/14/2035 (Callable 11/14/2034)	17,395,000	18,669,996
4.300%, 05/14/2036 (Callable 11/14/2035)	6,000,000	6,266,028
4.050%, 11/21/2039 (Callable 05/21/2039)	12,700,000	13,048,069
Adventist Health System:
2.952%, 03/01/2029 (Callable 12/01/2028)	19,250,000	18,734,916
3.630%, 03/01/2049 (Callable 09/01/2048)	9,000,000	8,695,320
Agilent Technologies, Inc.,
2.100%, 06/04/2030 (Callable 03/04/2030)	14,000,000	12,565,588
Air Products and Chemicals, Inc.,
2.700%, 05/15/2040 (Callable 11/15/2039)	10,425,000	9,216,795
Alcon Finance Corp.:
2.750%, 09/23/2026 (Callable 07/23/2026) (1)(2)	14,770,000	14,300,862
3.800%, 09/23/2049 (Callable 03/23/2049) (1)(2)	7,000,000	6,523,008
Allegion PLC,
3.500%, 10/01/2029 (Callable 07/01/2029)	21,494,000	20,802,908
Allegion US Holding Co., Inc.:
3.200%, 10/01/2024 (Callable 08/01/2024)	29,750,000	29,387,953
3.550%, 10/01/2027 (Callable 07/01/2027)	11,975,000	11,765,402
Amgen, Inc.:
3.150%, 02/21/2040 (Callable 08/21/2039)	13,350,000	12,203,456
4.400%, 05/01/2045 (Callable 11/01/2044)	12,300,000	12,915,973
4.200%, 02/22/2052 (Callable 08/22/2051)	4,000,000	4,136,776
Anglo American Capital PLC:
4.875%, 05/14/2025 (1)(2)	3,376,000	3,492,207
4.750%, 04/10/2027 (1)(2)	10,000,000	10,372,005
4.000%, 09/11/2027 (1)(2)	2,570,000	2,575,012
2.625%, 09/10/2030 (Callable 06/10/2030) (1)(2)	35,000,000	31,734,855
Anheuser-Busch InBev Worldwide, Inc.:
4.750%, 01/23/2029 (Callable 10/23/2028) (1)	4,075,000	4,418,014
4.375%, 04/15/2038 (Callable 10/15/2037) (1)	7,000,000	7,355,405
5.450%, 01/23/2039 (Callable 07/23/2038) (1)	20,000,000	23,355,491
4.900%, 02/01/2046 (Callable 08/01/2045) (1)	67,184,000	74,718,339
AP Moller - Maersk A/S:
3.875%, 09/28/2025 (Callable 06/28/2025) (1)(2)	8,900,000	9,063,082
4.500%, 06/20/2029 (Callable 03/20/2029) (1)(2)	8,000,000	8,442,167
Apple, Inc.,
2.650%, 05/11/2050 (Callable 11/11/2049)	10,000,000	8,710,132
AptarGroup, Inc.,
3.600%, 03/15/2032 (Callable 12/15/2031)	7,500,000	7,266,483
ArcelorMittal:
4.550%, 03/11/2026 (1)	13,000,000	13,318,954
4.250%, 07/16/2029 (1)	25,000,000	25,385,460
7.000%, 10/15/2039 (1)	15,200,000	17,841,000
AT&T, Inc.:
2.550%, 12/01/2033 (Callable 09/01/2033)	22,965,000	20,403,125
5.250%, 03/01/2037 (Callable 09/01/2036)	10,000,000	11,367,016
4.900%, 08/15/2037 (Callable 02/14/2037)	20,000,000	22,022,464
6.375%, 03/01/2041	11,764,000	15,227,988
3.100%, 02/01/2043 (Callable 08/01/2042)	5,825,000	5,028,655
5.150%, 02/15/2050 (Callable 08/14/2049)	6,905,000	7,868,999
3.550%, 09/15/2055 (Callable 03/15/2055)	60,110,000	53,014,990
3.800%, 12/01/2057 (Callable 06/01/2057)	19,423,000	17,720,380
3.650%, 09/15/2059 (Callable 03/15/2059)	49,359,000	43,284,516
BAE Systems PLC,
1.900%, 02/15/2031 (Callable 11/15/2030) (1)(2)	18,500,000	16,062,571
Bayer US Finance II LLC:
5.500%, 08/15/2025 (1)(2)	14,400,000	14,972,326
4.250%, 12/15/2025 (Callable 10/15/2025) (1)(2)	14,440,000	14,682,379
Becle SAB de,
2.500%, 10/14/2031 (Callable 07/14/2031) (1)(2)	17,375,000	15,413,362
Becton Dickinson and Co.:
3.363%, 06/06/2024 (Callable 04/06/2024)	2,855,000	2,878,771
3.734%, 12/15/2024 (Callable 09/15/2024)	1,094,000	1,111,713
2.823%, 05/20/2030 (Callable 02/20/2030)	15,000,000	14,271,712
4.875%, 05/15/2044 (Callable 11/15/2043)	10,815,000	11,634,075
Bell Canada, Inc.:
4.464%, 04/01/2048 (Callable 10/01/2047) (1)	1,225,000	1,329,959
4.300%, 07/29/2049 (Callable 01/29/2049) (1)	4,123,000	4,348,315
Bimbo Bakeries USA, Inc.,
4.000%, 05/17/2051 (Callable 11/17/2050) (1)(2)	18,930,000	17,664,023
Boardwalk Pipelines LP:
4.950%, 12/15/2024 (Callable 09/15/2024)	27,631,000	28,535,957
5.950%, 06/01/2026 (Callable 03/01/2026)	28,506,000	30,775,969
4.450%, 07/15/2027 (Callable 04/15/2027)	13,777,000	14,055,728
4.800%, 05/03/2029 (Callable 02/03/2029)	16,918,000	17,496,430
3.400%, 02/15/2031 (Callable 11/15/2030)	5,825,000	5,508,922
3.600%, 09/01/2032 (Callable 06/01/2032)	25,550,000	24,358,795
Boeing Co.:
2.196%, 02/04/2026 (Callable 02/04/2023)	47,500,000	44,907,282
5.040%, 05/01/2027 (Callable 03/01/2027)	5,140,000	5,412,486
5.150%, 05/01/2030 (Callable 02/01/2030)	26,150,000	27,887,872
Bon Secours Mercy Health, Inc.:
3.464%, 06/01/2030 (Callable 12/01/2029)	8,000,000	8,036,603
3.205%, 06/01/2050 (Callable 12/01/2049)	10,800,000	9,149,717
BorgWarner, Inc.,
5.000%, 10/01/2025 (2)	27,301,000	28,643,447
Boston Scientific Corp.,
1.900%, 06/01/2025 (Callable 05/01/2025)	15,000,000	14,396,694
Bristol-Myers Squibb Co.,
3.700%, 03/15/2052 (Callable 09/15/2051)	10,000,000	10,049,392
British Telecommunications PLC,
9.625%, 12/15/2030 (1)	27,030,000	36,878,740
Broadcom, Inc.:
3.625%, 10/15/2024 (Callable 09/15/2024)	13,075,000	13,246,419
3.150%, 11/15/2025 (Callable 10/15/2025)	23,600,000	23,408,668
4.250%, 04/15/2026 (Callable 02/15/2026)	58,100,000	59,548,068
4.000%, 04/15/2029 (2)(8)	6,000,000	5,997,060
4.750%, 04/15/2029 (Callable 01/15/2029)	43,900,000	46,127,108
5.000%, 04/15/2030 (Callable 01/15/2030)	11,000,000	11,692,930
4.150%, 04/15/2032 (2)(8)	33,000,000	32,978,850
3.137%, 11/15/2035 (Callable 08/15/2035) (2)	12,000,000	10,573,112
3.500%, 02/15/2041 (Callable 08/15/2040) (2)	21,000,000	18,701,090
Broadridge Financial Solutions, Inc.,
2.900%, 12/01/2029 (Callable 09/01/2029)	11,300,000	10,701,213
Bunge Limited Finance Corp.:
3.000%, 09/25/2022 (Callable 08/25/2022)	15,000,000	15,076,666
1.630%, 08/17/2025 (Callable 07/17/2025)	10,000,000	9,472,078
3.250%, 08/15/2026 (Callable 05/15/2026)	11,550,000	11,491,315
Burlington Northern Santa Fe LLC,
4.150%, 04/01/2045 (Callable 10/01/2044)	3,000,000	3,175,264
Cameron LNG LLC,
3.302%, 01/15/2035 (Callable 09/15/2034) (2)	20,000,000	18,796,494
Campbell Soup Co.,
3.950%, 03/15/2025 (Callable 01/15/2025)	21,325,000	21,699,841
Canadian Natural Resources Ltd.,
6.500%, 02/15/2037 (1)	982,000	1,168,071
Carlisle Companies, Inc.:
3.500%, 12/01/2024 (Callable 10/01/2024)	5,000,000	5,041,451
2.750%, 03/01/2030 (Callable 12/01/2029)	16,000,000	14,910,356
Carrier Global Corp.:
2.242%, 02/15/2025 (Callable 01/15/2025)	1,130,000	1,100,075
2.493%, 02/15/2027 (Callable 12/15/2026)	25,975,000	24,751,852
2.722%, 02/15/2030 (Callable 11/15/2029)	6,861,000	6,448,529
2.700%, 02/15/2031 (Callable 11/15/2030)	18,500,000	17,263,299
3.377%, 04/05/2040 (Callable 10/05/2039)	10,000,000	9,089,632
CCL Industries, Inc.,
3.050%, 06/01/2030 (Callable 03/01/2030) (1)(2)	20,000,000	18,776,961
CDW LLC / CDW Finance Corp.,
2.670%, 12/01/2026 (Callable 11/01/2026)	9,000,000	8,482,725
Celanese US Holdings LLC,
3.500%, 05/08/2024 (Callable 04/08/2024)	10,640,000	10,667,345
Cellnex Finance Co.,
3.875%, 07/07/2041 (Callable 04/07/2041) (1)(2)	36,134,000	29,352,371
Celulosa Arauco y Constitucion SA,
3.875%, 11/02/2027 (Callable 08/02/2027) (1)	12,000,000	12,150,120
CF Industries, Inc.:
3.450%, 06/01/2023	13,976,000	14,171,664
5.150%, 03/15/2034	3,000,000	3,329,595
Charter Communications Operating LLC:
4.908%, 07/23/2025 (Callable 04/23/2025)	54,750,000	56,776,359
3.750%, 02/15/2028 (Callable 11/15/2027)	5,000,000	4,937,310
5.050%, 03/30/2029 (Callable 12/30/2028)	36,857,000	39,025,049
2.300%, 02/01/2032 (Callable 11/01/2031)	15,525,000	13,270,242
6.384%, 10/23/2035 (Callable 04/23/2035)	37,906,000	42,823,593
3.500%, 06/01/2041 (Callable 12/01/2040)	22,225,000	18,471,894
3.500%, 03/01/2042 (Callable 09/01/2041)	11,050,000	9,135,402
4.400%, 12/01/2061 (Callable 06/01/2061)	24,375,000	21,217,812
Cheniere Corpus Christi Holdings LLC:
7.000%, 06/30/2024 (Callable 01/01/2024)	4,000,000	4,256,146
5.875%, 03/31/2025 (Callable 10/02/2024)	5,646,000	5,958,973
5.125%, 06/30/2027 (Callable 01/01/2027)	30,119,000	32,104,664
3.700%, 11/15/2029 (Callable 05/18/2029)	13,723,000	13,680,182
2.742%, 12/31/2039 (Callable 07/04/2039) (2)	15,000,000	13,051,676
Cia Cervecerias Unidas SA,
3.350%, 01/19/2032 (Callable 10/19/2031) (1)(2)	25,000,000	23,759,750
Cigna Corp.:
3.000%, 07/15/2023 (Callable 05/16/2023)	5,512,000	5,543,202
3.500%, 06/15/2024 (Callable 03/17/2024)	9,000,000	9,104,735
4.125%, 11/15/2025 (Callable 09/15/2025)	3,190,000	3,287,932
4.500%, 02/25/2026 (Callable 11/27/2025)	9,810,000	10,261,877
2.400%, 03/15/2030 (Callable 12/15/2029)	15,000,000	13,862,026
4.800%, 08/15/2038 (Callable 02/15/2038)	5,000,000	5,473,226
CK Hutchison International Ltd.:
2.875%, 04/05/2022 (1)(2)	8,000,000	8,000,480
2.500%, 04/15/2031 (Callable 01/15/2031) (1)(2)	13,525,000	12,475,200
CNH Industrial Capital LLC:
1.950%, 07/02/2023 (1)	22,275,000	22,044,816
4.200%, 01/15/2024 (1)	2,450,000	2,498,638
1.875%, 01/15/2026 (Callable 12/15/2025) (1)	20,000,000	18,934,312
CNH Industrial NV,
3.850%, 11/15/2027 (Callable 08/15/2027) (1)	23,656,000	23,743,586
Columbia Pipeline Group, Inc.:
4.500%, 06/01/2025 (Callable 03/01/2025) (1)	6,199,000	6,396,973
5.800%, 06/01/2045 (Callable 12/01/2044) (1)	10,776,000	12,674,819
Comcast Corp.:
3.300%, 04/01/2027 (Callable 02/01/2027)	9,125,000	9,231,948
3.200%, 07/15/2036 (Callable 01/15/2036)	6,000,000	5,740,269
3.969%, 11/01/2047 (Callable 05/01/2047)	8,622,000	8,759,181
2.987%, 11/01/2063 (Callable 05/01/2063) (2)	14,646,000	11,985,199
CommonSpirit Health,
3.347%, 10/01/2029 (Callable 04/01/2029)	17,635,000	17,121,781
Conagra Brands, Inc.:
7.125%, 10/01/2026	6,441,000	7,335,308
7.000%, 10/01/2028	4,300,000	5,075,472
5.300%, 11/01/2038 (Callable 05/01/2038)	5,000,000	5,496,613
Corning, Inc.,
4.375%, 11/15/2057 (Callable 05/15/2057)	9,000,000	9,095,511
Cox Communications, Inc.:
3.850%, 02/01/2025 (Callable 11/01/2024) (2)	4,725,000	4,776,118
3.350%, 09/15/2026 (Callable 06/15/2026) (2)	25,300,000	25,150,821
4.800%, 02/01/2035 (Callable 08/01/2034) (2)	14,000,000	14,721,179
3.600%, 06/15/2051 (Callable 12/15/2050) (2)	21,000,000	18,685,886
CSX Corp.,
4.650%, 03/01/2068 (Callable 09/01/2067)	9,000,000	9,851,292
CVS Health Corp.:
3.625%, 04/01/2027 (Callable 02/01/2027)	3,000,000	3,049,616
3.250%, 08/15/2029 (Callable 05/15/2029)	8,000,000	7,898,820
4.780%, 03/25/2038 (Callable 09/25/2037)	40,059,000	43,778,004
2.700%, 08/21/2040 (Callable 02/21/2040)	5,000,000	4,263,000
5.125%, 07/20/2045 (Callable 01/20/2045)	44,155,000	49,842,626
5.050%, 03/25/2048 (Callable 09/25/2047)	37,300,000	42,241,914
Danone SA,
2.589%, 11/02/2023 (Callable 09/02/2023) (1)(2)	19,600,000	19,577,072
Dell International LLC / EMC Corp.:
5.450%, 06/15/2023 (Callable 04/15/2023)	3,973,000	4,092,758
6.020%, 06/15/2026 (Callable 03/15/2026)	80,596,000	87,303,898
6.100%, 07/15/2027 (Callable 05/15/2027)	5,580,000	6,130,133
Dentsply Sirona,
3.250%, 06/01/2030 (Callable 03/01/2030)	27,000,000	26,016,379
Deutsche Telekom International Finance BV,
8.750%, 06/15/2030 (1)	8,661,000	11,609,533
Dignity Health,
5.267%, 11/01/2064	2,921,000	3,405,386
Dollar General Corp.,
3.500%, 04/03/2030 (Callable 01/03/2030)	7,000,000	6,963,290
DuPont de Nemours, Inc.:
4.493%, 11/15/2025 (Callable 09/15/2025)	10,000,000	10,400,482
5.319%, 11/15/2038 (Callable 05/15/2038)	29,000,000	33,307,889
DXC Technology Co.:
1.800%, 09/15/2026 (Callable 08/15/2026)	29,000,000	26,583,120
2.375%, 09/15/2028 (Callable 07/15/2028)	65,000,000	58,717,279
Eagle Materials, Inc.,
2.500%, 07/01/2031 (Callable 04/01/2031)	8,700,000	7,727,536
Eastern Gas Transmission and Storage, Inc.:
4.800%, 11/01/2043 (Callable 05/01/2043) (2)	4,017,000	4,222,161
4.600%, 12/15/2044 (Callable 06/15/2044) (2)	3,674,000	3,796,745
Edward-Elmhurst Healthcare,
3.500%, 05/04/2023 (Callable 02/04/2023)	4,000,000	4,017,517
Elanco Animal Health, Inc.,
5.772%, 08/28/2023 (Callable 07/28/2023)	10,000,000	10,325,000
Element Fleet Management Corp.,
3.850%, 06/15/2025 (Callable 05/15/2025) (1)(2)	18,492,000	18,508,913
Enbridge Energy Partners LP:
7.500%, 04/15/2038 (1)	4,500,000	5,997,077
7.375%, 10/15/2045 (Callable 04/15/2045) (1)	20,000,000	27,733,024
Energy Transfer LP:
3.900%, 05/15/2024 (Callable 02/15/2024)	5,000,000	5,029,545
3.900%, 07/15/2026 (Callable 04/15/2026)	10,000,000	10,053,674
5.500%, 06/01/2027 (Callable 03/01/2027)	7,019,000	7,542,892
4.000%, 10/01/2027 (Callable 07/01/2027)	2,000,000	2,012,864
5.250%, 04/15/2029 (Callable 01/15/2029)	22,666,000	24,187,038
3.750%, 05/15/2030 (Callable 02/15/2030)	2,775,000	2,729,930
4.900%, 03/15/2035 (Callable 09/15/2034)	4,550,000	4,598,844
6.625%, 10/15/2036	6,460,000	7,269,083
5.800%, 06/15/2038 (Callable 12/15/2037)	7,797,000	8,434,780
7.500%, 07/01/2038	5,000,000	6,161,703
6.050%, 06/01/2041 (Callable 12/01/2040)	3,593,000	3,987,992
6.500%, 02/01/2042 (Callable 08/01/2041)	5,621,000	6,460,410
5.950%, 10/01/2043 (Callable 04/01/2043)	3,550,000	3,788,780
6.125%, 12/15/2045 (Callable 06/15/2045)	5,797,000	6,392,654
5.400%, 10/01/2047 (Callable 04/01/2047)	7,425,000	7,773,469
6.000%, 06/15/2048 (Callable 12/15/2047)	10,000,000	11,084,970
6.250%, 04/15/2049 (Callable 10/15/2048)	3,850,000	4,417,784
Energy Transfer Partners LP,
4.050%, 03/15/2025 (Callable 12/15/2024)	21,190,000	21,490,367
Eni SpA,
4.250%, 05/09/2029 (Callable 02/09/2029) (1)(2)	18,250,000	18,811,730
Enterprise Products Operating LLC:
5.750%, 03/01/2035	4,930,000	5,560,597
3.200%, 02/15/2052 (Callable 08/15/2051)	30,725,000	25,923,355
EQT Midstream Partners LP:
4.750%, 07/15/2023 (Callable 06/15/2023)	3,504,000	3,530,280
4.000%, 08/01/2024 (Callable 05/01/2024)	3,000,000	2,967,990
4.125%, 12/01/2026 (Callable 09/01/2026)	10,000,000	9,600,300
Equinix, Inc.:
3.200%, 11/18/2029 (Callable 08/18/2029)	2,000,000	1,913,992
2.150%, 07/15/2030 (Callable 04/15/2030)	7,675,000	6,716,905
ERAC USA Finance LLC,
3.300%, 12/01/2026 (Callable 09/01/2026) (2)	20,225,000	20,121,484
Exxon Mobil Corp.,
2.992%, 03/19/2025 (Callable 02/19/2025)	33,700,000	33,850,682
FedEx Corp.,
4.950%, 10/17/2048 (Callable 04/17/2048)	15,000,000	16,659,937
Ferguson Finance PLC:
4.500%, 10/24/2028 (Callable 07/24/2028) (2)	34,125,000	35,157,370
3.250%, 06/02/2030 (Callable 03/02/2030) (2)	28,100,000	26,743,584
Fidelity National Information Services, Inc.:
3.100%, 03/01/2041 (Callable 09/01/2040)	7,100,000	6,142,963
4.500%, 08/15/2046 (Callable 02/15/2046)	23,740,000	24,582,389
Fiserv, Inc.:
3.500%, 10/01/2022 (Callable 07/01/2022)	5,410,000	5,432,445
3.200%, 07/01/2026 (Callable 05/01/2026)	11,650,000	11,589,534
4.200%, 10/01/2028 (Callable 07/01/2028)	5,000,000	5,154,071
2.650%, 06/01/2030 (Callable 03/01/2030)	28,900,000	26,673,016
4.400%, 07/01/2049 (Callable 01/01/2049)	11,000,000	11,358,021
Flex Intermediate Holdco LLC,
3.363%, 06/30/2031 (Callable 12/30/2030) (2)	16,000,000	14,865,504
Flex Ltd.:
3.750%, 02/01/2026 (Callable 01/01/2026)	15,000,000	14,998,167
4.875%, 06/15/2029 (Callable 03/15/2029)	30,627,000	31,863,392
4.875%, 05/12/2030 (Callable 02/12/2030)	14,334,000	14,972,353
FLIR Systems, Inc.,
2.500%, 08/01/2030 (Callable 05/01/2030)	7,000,000	6,375,755
Florida Gas Transmission Co. LLC,
2.550%, 07/01/2030 (Callable 04/01/2030) (2)	18,500,000	16,888,112
Flowserve Corp.,
2.800%, 01/15/2032 (Callable 10/15/2031)	9,625,000	8,512,909
FMC Corp.:
4.100%, 02/01/2024 (Callable 11/01/2023)	46,920,000	47,612,508
3.200%, 10/01/2026 (Callable 08/01/2026)	5,000,000	4,948,251
Fomento Economico Mexicano SAB de CV:
2.875%, 05/10/2023 (1)	5,000,000	5,009,800
4.375%, 05/10/2043 (1)	1,874,000	1,964,683
3.500%, 01/16/2050 (Callable 07/16/2049) (1)	42,509,000	39,315,724
Ford Motor Credit Co. LLC:
2.979%, 08/03/2022 (Callable 07/03/2022)	34,690,000	34,690,000
3.087%, 01/09/2023	5,900,000	5,907,375
4.140%, 02/15/2023 (Callable 01/15/2023)	10,000,000	10,066,800
5.584%, 03/18/2024 (Callable 02/18/2024)	9,350,000	9,616,756
3.664%, 09/08/2024	5,565,000	5,497,886
Fortune Brands Home & Security, Inc.,
3.250%, 09/15/2029 (Callable 06/15/2029)	15,000,000	14,434,616
Freeport-McMoRan, Inc.:
4.250%, 03/01/2030 (Callable 03/01/2025)	8,000,000	8,053,360
4.625%, 08/01/2030 (Callable 08/01/2025)	5,000,000	5,112,500
5.450%, 03/15/2043 (Callable 09/15/2042)	8,750,000	9,798,600
Fresenius Medical Care US Finance II, Inc.,
4.750%, 10/15/2024 (Callable 07/17/2024) (1)(2)	14,530,000	14,998,386
Fresenius Medical Care US Finance III, Inc.:
1.875%, 12/01/2026 (Callable 11/01/2026) (1)(2)	4,200,000	3,885,538
3.750%, 06/15/2029 (Callable 03/15/2029) (1)(2)	24,200,000	23,867,163
2.375%, 02/16/2031 (Callable 11/16/2030) (1)(2)	25,000,000	21,758,940
3.000%, 12/01/2031 (Callable 09/01/2031) (1)(2)	10,000,000	9,068,356
GE Capital Funding LLC,
4.550%, 05/15/2032 (Callable 02/15/2032)	20,000,000	21,477,514
GE Capital International Funding Co. Unlimited Co.,
4.418%, 11/15/2035	36,023,000	38,681,083
General Motors Co.,
6.125%, 10/01/2025 (Callable 09/01/2025)	21,479,000	23,058,166
General Motors Financial Co., Inc.:
1.700%, 08/18/2023	40,500,000	40,063,333
5.100%, 01/17/2024 (Callable 12/17/2023)	33,000,000	34,117,413
2.900%, 02/26/2025 (Callable 01/26/2025)	13,000,000	12,698,017
1.250%, 01/08/2026 (Callable 12/08/2025)	19,000,000	17,386,282
2.350%, 02/26/2027 (Callable 01/26/2027)	11,000,000	10,258,651
Genpact Luxembourg Sarl,
3.375%, 12/01/2024 (Callable 11/01/2024)	59,575,000	59,366,698
Genpact Luxembourg SARL,
1.750%, 04/10/2026 (Callable 03/10/2026)	25,000,000	23,174,025
Gilead Sciences, Inc.,
4.600%, 09/01/2035 (Callable 03/01/2035)	4,600,000	5,003,055
Glencore Finance (Canada) Ltd.,
5.550%, 10/25/2042 (1)(2)	5,000,000	5,530,835
Glencore Funding LLC:
4.125%, 05/30/2023 (1)(2)	3,691,000	3,749,761
4.625%, 04/29/2024 (1)(2)	35,620,000	36,467,862
4.000%, 04/16/2025 (1)(2)	4,450,000	4,474,829
4.000%, 03/27/2027 (Callable 12/27/2026) (1)(2)	25,550,000	25,628,322
3.875%, 10/27/2027 (Callable 07/27/2027) (1)(2)	2,000,000	1,991,616
4.875%, 03/12/2029 (Callable 12/12/2028) (1)(2)	11,000,000	11,575,381
2.500%, 09/01/2030 (Callable 06/01/2030) (1)(2)	61,437,000	54,976,436
3.875%, 04/27/2051 (Callable 10/27/2050) (1)(2)	6,000,000	5,548,618
3.375%, 09/23/2051 (Callable 03/23/2051) (1)(2)	6,000,000	5,044,899
Global Payments, Inc.:
4.000%, 06/01/2023 (Callable 05/01/2023)	19,700,000	19,947,786
4.800%, 04/01/2026 (Callable 01/01/2026)	13,830,000	14,518,353
3.200%, 08/15/2029 (Callable 05/15/2029)	7,500,000	7,125,097
2.900%, 05/15/2030 (Callable 02/15/2030)	14,467,000	13,352,213
Grupo Bimbo SAB de CV:
3.875%, 06/27/2024 (1)(2)	18,220,000	18,600,556
4.875%, 06/27/2044 (1)(2)	8,250,000	8,494,744
4.700%, 11/10/2047 (Callable 05/10/2047) (1)(2)	25,000,000	25,572,588
4.000%, 09/06/2049 (1)(2)	7,300,000	6,804,515
Gulfstream Natural Gas System LLC,
4.600%, 09/15/2025 (Callable 06/15/2025) (2)	5,000,000	5,150,296
HCA, Inc.:
5.250%, 04/15/2025	30,686,000	32,306,569
4.500%, 02/15/2027 (Callable 08/15/2026)	15,000,000	15,492,680
4.125%, 06/15/2029 (Callable 03/15/2029)	15,000,000	15,289,541
3.625%, 03/15/2032 (Callable 12/15/2031) (2)	16,000,000	15,679,277
3.500%, 07/15/2051 (Callable 01/15/2051)	20,000,000	17,341,652
Hewlett Packard Enterprise Co.,
4.400%, 10/15/2022 (Callable 08/15/2022)	15,150,000	15,302,737
HP, Inc.:
2.200%, 06/17/2025 (Callable 05/17/2025)	15,000,000	14,466,424
3.000%, 06/17/2027 (Callable 04/17/2027)	35,000,000	34,049,511
Hubbell, Inc.,
3.150%, 08/15/2027 (Callable 05/15/2027)	11,700,000	11,584,805
Huntington Ingalls Industries, Inc.,
2.043%, 08/16/2028 (Callable 06/16/2028) (2)	35,513,000	32,103,135
Husky Energy, Inc.,
4.400%, 04/15/2029 (Callable 01/15/2029) (1)	20,000,000	20,756,673
Hutchison Whampoa International Ltd.,
3.625%, 10/31/2024 (1)(2)	7,850,000	7,958,262
Hyundai Capital America:
3.100%, 04/05/2022 (1)(2)	21,255,000	21,255,628
3.000%, 06/20/2022 (1)(2)	6,222,000	6,235,603
0.800%, 04/03/2023 (1)(2)	33,750,000	33,111,524
1.250%, 09/18/2023 (1)(2)	14,000,000	13,619,077
3.400%, 06/20/2024 (1)(2)	19,025,000	18,988,400
1.800%, 10/15/2025 (Callable 09/15/2025) (1)(2)	3,000,000	2,801,933
1.300%, 01/08/2026 (Callable 12/08/2025) (1)(2)	10,000,000	9,160,326
1.650%, 09/17/2026 (Callable 08/17/2026) (1)(2)	22,550,000	20,554,247
Infor, Inc.,
1.750%, 07/15/2025 (Callable 06/15/2025) (2)	17,375,000	16,336,001
Ingersoll-Rand Luxembourg Finance SA,
4.500%, 03/21/2049 (Callable 09/21/2048)	10,000,000	10,652,024
Ingredion, Inc.,
2.900%, 06/01/2030 (Callable 03/01/2030)	26,775,000	25,210,390
International Business Machines Corp.,
4.150%, 05/15/2039	11,325,000	11,882,277
International Flavors & Fragrances, Inc.,
1.832%, 10/15/2027 (Callable 08/15/2027) (2)	10,000,000	9,089,768
JAB Holdings BV,
2.200%, 11/23/2030 (Callable 08/23/2030) (1)(2)	18,925,000	16,872,327
JBS USA Lux SA / JBS USA Food Co. / JBS USA Finance, Inc.:
3.000%, 02/02/2029 (Callable 12/02/2028) (2)	10,000,000	9,250,000
3.000%, 05/15/2032 (Callable 02/15/2032) (2)	18,525,000	16,672,685
JM Smucker Co.:
3.500%, 03/15/2025	5,000,000	5,062,277
2.375%, 03/15/2030 (Callable 12/15/2029)	9,125,000	8,358,402
Johnson Controls International PLC:
3.900%, 02/14/2026 (Callable 11/14/2025)	3,645,000	3,731,730
6.000%, 01/15/2036	892,000	1,094,045
4.500%, 02/15/2047 (Callable 08/15/2046)	4,400,000	4,626,301
4.950%, 07/02/2064 (Callable 01/02/2064) (7)	4,029,000	4,240,920
Kansas City Southern:
4.700%, 05/01/2048 (Callable 11/01/2047) (1)	10,075,000	11,120,015
3.500%, 05/01/2050 (Callable 11/01/2049) (1)	12,000,000	11,207,194
Kellogg Co.,
2.100%, 06/01/2030 (Callable 03/01/2030)	20,000,000	17,950,497
Keysight Technologies, Inc.,
4.600%, 04/06/2027 (Callable 01/06/2027)	36,562,000	38,316,068
Kimberly-Clark de Mexico SAB de CV,
2.431%, 07/01/2031 (Callable 04/01/2031) (1)(2)	10,000,000	9,055,400
Kinder Morgan Energy Partners LP:
4.300%, 05/01/2024 (Callable 02/01/2024)	10,000,000	10,205,767
7.300%, 08/15/2033	8,103,000	10,051,825
5.800%, 03/15/2035	2,150,000	2,451,230
6.500%, 02/01/2037	6,400,000	7,483,014
6.950%, 01/15/2038	14,008,000	17,517,841
6.500%, 09/01/2039	5,359,000	6,325,161
7.500%, 11/15/2040	7,917,000	10,285,718
Kinder Morgan, Inc.:
5.625%, 11/15/2023 (Callable 08/15/2023) (2)	5,017,000	5,178,946
8.050%, 10/15/2030	3,670,000	4,571,826
7.800%, 08/01/2031	16,745,000	21,408,043
7.750%, 01/15/2032	44,035,000	56,747,678
Kinross Gold Corp.,
6.875%, 09/01/2041 (Callable 03/01/2041) (1)	3,000,000	3,339,881
Kraft Heinz Foods Co.:
3.000%, 06/01/2026 (Callable 03/01/2026)	9,249,000	9,118,034
5.000%, 07/15/2035 (Callable 01/15/2035)	10,613,000	11,313,777
Kyndryl Holdings, Inc.,
2.700%, 10/15/2028 (Callable 08/15/2028) (2)	35,000,000	30,281,779
L3Harris Technologies, Inc.,
3.832%, 04/27/2025 (Callable 01/27/2025)	5,000,000	5,069,545
Lafarge SA,
7.125%, 07/15/2036 (1)	13,596,000	17,656,558
Leidos, Inc.:
3.625%, 05/15/2025 (Callable 04/15/2025)	12,925,000	12,921,769
4.375%, 05/15/2030 (Callable 02/15/2030)	47,279,000	47,806,397
2.300%, 02/15/2031 (Callable 11/15/2030)	8,175,000	7,086,499
Lennox International, Inc.,
3.000%, 11/15/2023 (Callable 09/15/2023)	5,930,000	5,936,608
Lundin Energy Finance BV,
2.000%, 07/15/2026 (Callable 06/15/2026) (1)(2)	16,875,000	15,713,446
LYB International Finance III LLC,
2.250%, 10/01/2030 (Callable 07/01/2030)	5,925,000	5,340,346
Magallanes, Inc.:
4.054%, 03/15/2029 (Callable 01/15/2029) (2)	5,000,000	5,024,798
4.279%, 03/15/2032 (Callable 12/15/2031) (2)	5,000,000	5,022,244
5.141%, 03/15/2052 (Callable 09/15/2051) (2)	5,000,000	5,115,473
Magellan Midstream Partners LP:
3.200%, 03/15/2025 (Callable 12/15/2024)	5,000,000	4,953,552
3.950%, 03/01/2050 (Callable 09/01/2049)	5,100,000	4,824,313
Marathon Petroleum Corp.:
3.625%, 09/15/2024 (Callable 06/15/2024)	1,600,000	1,611,737
4.750%, 09/15/2044 (Callable 03/15/2044)	1,500,000	1,525,209
Marshfield Clinic Health System, Inc.,
2.703%, 02/15/2030 (Callable 08/15/2029)(Insured by AGM)	23,125,000	21,732,192
Martin Marietta Materials, Inc.:
2.500%, 03/15/2030 (Callable 12/15/2029)	6,200,000	5,660,716
6.250%, 05/01/2037	893,000	1,035,582
McDonald's Corp.,
3.300%, 07/01/2025 (Callable 06/01/2025)	3,000,000	3,033,645
Microchip Technology, Inc.:
4.333%, 06/01/2023 (Callable 05/01/2023)	16,455,000	16,713,407
0.972%, 02/15/2024	10,000,000	9,584,004
Microsoft Corp.:
2.921%, 03/17/2052 (Callable 09/17/2051)	3,125,000	2,932,466
3.950%, 08/08/2056 (Callable 02/08/2056)	9,903,000	10,875,827
2.675%, 06/01/2060 (Callable 12/01/2059)	2,097,000	1,808,286
Midwest Connector Capital Co. LLC,
4.625%, 04/01/2029 (Callable 01/01/2029) (2)	11,300,000	11,419,284
Mohawk Industries, Inc.,
3.625%, 05/15/2030 (Callable 02/15/2030)	10,000,000	9,821,920
Molex Electronic Technologies LLC,
3.900%, 04/15/2025 (Callable 01/15/2025) (2)	9,365,000	9,520,699
Molson Coors Beverage Co.,
3.000%, 07/15/2026 (Callable 04/15/2026)	9,889,000	9,765,528
Mosaic Co.:
4.250%, 11/15/2023 (Callable 08/15/2023)	36,878,000	37,658,923
5.450%, 11/15/2033 (Callable 05/15/2033)	2,000,000	2,300,575
4.875%, 11/15/2041 (Callable 05/15/2041)	5,000,000	5,276,166
MPLX LP:
4.500%, 07/15/2023 (Callable 04/15/2023)	18,255,000	18,557,081
4.000%, 02/15/2025 (Callable 11/15/2024)	6,000,000	6,093,327
4.875%, 06/01/2025 (Callable 03/01/2025)	18,665,000	19,336,963
1.750%, 03/01/2026 (Callable 02/01/2026)	17,125,000	16,046,628
4.125%, 03/01/2027 (Callable 12/01/2026)	11,700,000	11,964,062
2.650%, 08/15/2030 (Callable 05/15/2030)	22,125,000	20,273,594
4.500%, 04/15/2038 (Callable 10/15/2037)	8,725,000	8,914,761
Mylan NV,
3.950%, 06/15/2026 (Callable 03/15/2026)	32,400,000	32,151,622
Mylan, Inc.:
3.125%, 01/15/2023 (2)	5,000,000	5,019,605
4.550%, 04/15/2028 (Callable 01/15/2028)	16,705,000	16,889,314
5.200%, 04/15/2048 (Callable 10/15/2047)	9,000,000	8,822,083
Netflix, Inc.,
5.875%, 02/15/2025	5,000,000	5,331,500
Newell Brands, Inc.,
3.850%, 04/01/2023 (Callable 02/01/2023)	15,000,000	15,146,662
Norfolk Southern Corp.,
3.050%, 05/15/2050 (Callable 11/15/2049)	17,000,000	15,142,800
Nova Southeastern University, Inc.,
4.809%, 04/01/2053	7,200,000	7,587,327
Nutrien Ltd.,
4.200%, 04/01/2029 (Callable 01/01/2029) (1)	7,000,000	7,314,689
nVent Finance Sarl,
4.550%, 04/15/2028 (Callable 01/15/2028)	32,634,000	33,599,062
NXP BV / NXP Funding LLC / NXP USA, Inc.,
2.650%, 02/15/2032 (Callable 11/15/2031) (1)(2)	10,000,000	9,012,829
Occidental Petroleum Corp.:
3.200%, 08/15/2026 (Callable 06/15/2026)	11,000,000	10,807,500
7.500%, 05/01/2031	7,170,000	8,747,400
7.875%, 09/15/2031	6,320,000	7,884,200
Ochsner LSU Health System of North Louisiana,
2.510%, 05/15/2031 (Callable 11/15/2030)	19,620,000	17,273,619
ONEOK, Inc.:
7.500%, 09/01/2023 (Callable 06/01/2023)	27,959,000	29,395,922
2.750%, 09/01/2024 (Callable 08/01/2024)	1,200,000	1,192,534
Oracle Corp.:
2.800%, 04/01/2027 (Callable 02/01/2027)	26,225,000	25,100,293
3.850%, 07/15/2036 (Callable 01/15/2036)	7,500,000	6,903,410
4.500%, 07/08/2044 (Callable 01/08/2044)	3,000,000	2,839,974
4.000%, 11/15/2047 (Callable 05/15/2047)	10,250,000	9,064,788
3.950%, 03/25/2051 (Callable 09/25/2050)	3,300,000	2,884,910
Orange SA,
9.000%, 03/01/2031 (1)	29,044,000	40,339,329
Otis Worldwide Corp.,
3.362%, 02/15/2050 (Callable 08/15/2049)	3,025,000	2,678,049
Pactiv LLC,
7.950%, 12/15/2025	286,000	291,720
PeaceHealth Obligated Group,
3.218%, 11/15/2050 (Callable 05/15/2050)	7,200,000	6,392,426
Penske Truck Leasing Co.:
2.700%, 11/01/2024 (Callable 10/01/2024) (2)	5,275,000	5,194,921
4.000%, 07/15/2025 (Callable 06/15/2025) (2)	31,150,000	31,452,678
PerkinElmer, Inc.:
3.300%, 09/15/2029 (Callable 06/15/2029)	24,200,000	23,599,073
3.625%, 03/15/2051 (Callable 09/15/2050)	12,000,000	11,124,242
Perrigo Finance Unlimited Co.:
4.375%, 03/15/2026 (Callable 12/15/2025)	4,875,000	4,852,659
3.150%, 06/15/2030 (Callable 03/15/2030)	10,000,000	9,399,064
Phillips 66:
3.850%, 04/09/2025 (Callable 03/09/2025)	8,000,000	8,162,152
2.150%, 12/15/2030 (Callable 09/15/2030)	12,000,000	10,658,640
5.875%, 05/01/2042	6,000,000	7,395,211
4.875%, 11/15/2044 (Callable 05/15/2044)	26,130,000	28,948,655
Phillips 66 Partners LP:
3.605%, 02/15/2025 (Callable 11/15/2024)	3,000,000	3,024,712
3.550%, 10/01/2026 (Callable 07/01/2026)	7,000,000	6,995,341
3.150%, 12/15/2029 (Callable 09/15/2029)	12,000,000	11,573,880
Plains All American Pipeline LP / PAA Finance Corp.,
3.550%, 12/15/2029 (Callable 09/15/2029)	10,000,000	9,664,013
Premier Health Partners,
2.911%, 11/15/2026 (Callable 05/15/2026)	33,267,000	32,250,310
Quanta Services, Inc.,
2.900%, 10/01/2030 (Callable 07/01/2030)	8,275,000	7,656,156
Raytheon Technologies Corp.:
3.500%, 03/15/2027 (Callable 12/15/2026)	9,578,000	9,707,017
2.250%, 07/01/2030 (Callable 04/01/2030)	24,375,000	22,577,413
4.350%, 04/15/2047 (Callable 10/15/2046)	9,175,000	9,824,073
3.125%, 07/01/2050 (Callable 01/01/2050)	6,000,000	5,390,780
Reliance Industries Ltd.,
2.875%, 01/12/2032 (1)(2)	26,000,000	23,853,155
Reliance Steel & Aluminum Co.,
2.150%, 08/15/2030 (Callable 05/15/2030)	10,000,000	8,963,962
Rio Tinto Alcan, Inc.,
5.750%, 06/01/2035 (1)	446,000	539,142
Roche Holdings, Inc.,
2.607%, 12/13/2051 (Callable 06/13/2051) (1)(2)	12,000,000	10,394,128
Rogers Communications, Inc.:
3.800%, 03/15/2032 (Callable 12/15/2031) (1)(2)	13,000,000	12,899,336
4.500%, 03/15/2042 (Callable 09/15/2041) (1)(2)	8,750,000	8,864,876
5.450%, 10/01/2043 (Callable 04/01/2043) (1)	16,560,000	18,453,664
RPM International, Inc.,
2.950%, 01/15/2032 (Callable 10/15/2031)	7,350,000	6,737,458
Sabine Pass Liquefaction LLC:
5.625%, 03/01/2025 (Callable 12/01/2024)	32,000,000	33,833,551
5.875%, 06/30/2026 (Callable 12/31/2025)	60,000,000	64,864,528
Samarco Mineracao SA,
5.750%, 10/24/2023 (1)(2)(9)	4,463,000	3,001,367
Seagate HDD Cayman,
4.750%, 06/01/2023	7,500,000	7,612,500
Shell International Finance BV:
3.250%, 05/11/2025 (1)	5,725,000	5,787,125
4.125%, 05/11/2035 (1)	10,000,000	10,569,452
Sherwin-Williams Co.,
4.500%, 06/01/2047 (Callable 12/01/2046)	9,000,000	9,531,687
Shire Acquisitions Investments Ireland DAC,
2.875%, 09/23/2023 (Callable 07/23/2023) (1)	10,427,000	10,455,907
SK Hynix, Inc.,
1.500%, 01/19/2026 (1)(2)	21,852,000	20,214,618
SK Telecom Co. Ltd.,
6.625%, 07/20/2027 (1)(2)	1,339,000	1,546,333
Smith & Nephew PLC,
2.032%, 10/14/2030 (Callable 07/14/2030) (1)	14,575,000	12,669,421
Smithfield Foods, Inc.:
3.000%, 10/15/2030 (Callable 07/15/2030) (1)(2)	10,000,000	9,075,618
2.625%, 09/13/2031 (Callable 06/13/2031) (1)(2)	20,000,000	17,561,118
Sociedad Quimica y Minera de Chile SA,
3.625%, 04/03/2023 (1)(2)	10,000,000	10,175,000
Sodexo, Inc.,
1.634%, 04/16/2026 (Callable 03/16/2026) (1)(2)	7,000,000	6,581,872
Solvay Finance America LLC,
4.450%, 12/03/2025 (Callable 09/03/2025) (1)(2)	61,307,000	62,975,304
Southern Copper Corp.,
7.500%, 07/27/2035 (1)	5,000,000	6,438,200
Spectra Energy Partners LP,
4.500%, 03/15/2045 (Callable 09/15/2044) (1)	12,000,000	12,255,409
Steel Dynamics, Inc.:
2.400%, 06/15/2025 (Callable 05/15/2025)	5,000,000	4,833,352
3.250%, 01/15/2031 (Callable 10/15/2030)	7,000,000	6,786,329
Stellantis Finance US, Inc.,
1.711%, 01/29/2027 (Callable 12/29/2026) (2)	8,175,000	7,451,081
STERIS Irish FinCo Unlimited Co.,
3.750%, 03/15/2051 (Callable 09/15/2050)	7,500,000	6,977,063
Suntory Holdings Ltd.:
2.550%, 06/28/2022 (Callable 05/28/2022) (1)(2)	16,500,000	16,524,642
2.250%, 10/16/2024 (Callable 09/16/2024) (1)(2)	8,500,000	8,246,034
SYNNEX Corp.,
1.750%, 08/09/2026 (Callable 07/09/2026) (2)	24,000,000	21,980,965
Sysco Corp.:
3.300%, 07/15/2026 (Callable 04/15/2026)	11,550,000	11,601,427
5.950%, 04/01/2030 (Callable 01/01/2030)	4,000,000	4,639,884
3.150%, 12/14/2051 (Callable 06/14/2051)	9,000,000	7,675,539
Takeda Pharmaceutical Co. Ltd.,
3.175%, 07/09/2050 (Callable 01/09/2050) (1)	15,000,000	13,121,825
TC PipeLines LP:
4.375%, 03/13/2025 (Callable 12/13/2024) (1)	31,115,000	31,843,210
3.900%, 05/25/2027 (Callable 02/25/2027) (1)	30,327,000	30,927,794
Telecom Italia Capital SA,
7.200%, 07/18/2036 (1)	5,475,000	5,324,437
Telefonica Emisiones SA:
4.665%, 03/06/2038 (1)	4,000,000	4,090,263
5.213%, 03/08/2047 (1)	12,225,000	13,100,972
4.895%, 03/06/2048 (1)	29,050,000	30,037,874
5.520%, 03/01/2049 (Callable 09/01/2048) (1)	18,775,000	21,103,710
Teva Pharmaceutical Finance Netherlands III BV:
2.800%, 07/21/2023 (1)	25,000,000	24,661,250
3.150%, 10/01/2026 (1)	15,000,000	13,580,850
Textron, Inc.,
3.000%, 06/01/2030 (Callable 03/01/2030)	19,675,000	18,775,997
Time Warner Cable LLC:
6.550%, 05/01/2037	893,000	1,026,977
6.750%, 06/15/2039	2,767,000	3,208,208
Timken Co.:
3.875%, 09/01/2024 (Callable 06/01/2024)	11,255,000	11,324,937
4.500%, 12/15/2028 (Callable 09/15/2028)	6,550,000	6,720,525
T-Mobile USA, Inc.:
3.875%, 04/15/2030 (Callable 01/15/2030)	117,455,000	117,905,926
2.550%, 02/15/2031 (Callable 11/15/2030)	20,000,000	18,136,029
3.500%, 04/15/2031 (Callable 04/15/2026) (2)	7,000,000	6,586,860
4.375%, 04/15/2040 (Callable 10/15/2039)	24,900,000	25,005,650
3.600%, 11/15/2060 (Callable 05/15/2060) (2)	19,500,000	16,748,010
TransCanada PipeLines Ltd.:
6.200%, 10/15/2037 (1)	8,400,000	10,268,438
7.625%, 01/15/2039 (1)	21,077,000	29,426,206
Transcontinental Gas Pipe Line Co. LLC:
7.250%, 12/01/2026	3,500,000	3,993,922
4.600%, 03/15/2048 (Callable 09/15/2047)	5,150,000	5,494,301
Triton Container International Ltd.:
2.050%, 04/15/2026 (Callable 03/15/2026) (1)(2)	20,000,000	18,650,405
3.250%, 03/15/2032 (Callable 12/15/2031) (1)	10,000,000	9,211,300
TSMC Arizona Corp.:
3.125%, 10/25/2041 (Callable 04/25/2041) (1)	3,000,000	2,735,440
3.250%, 10/25/2051 (Callable 04/25/2051) (1)	14,775,000	13,362,943
TTX Co.:
3.600%, 01/15/2025 (2)	5,000,000	5,078,891
3.900%, 02/01/2045 (Callable 08/01/2044) (2)	13,250,000	13,341,129
4.600%, 02/01/2049 (Callable 08/01/2048) (2)	8,325,000	9,715,391
Tyson Foods, Inc.,
5.100%, 09/23/2048 (Callable 03/28/2048)	10,000,000	11,642,729
Universal Health Services, Inc.:
1.650%, 09/01/2026 (Callable 08/01/2026) (2)	24,000,000	22,015,352
2.650%, 10/15/2030 (Callable 07/15/2030) (2)	10,000,000	9,078,126
UPMC,
3.600%, 04/03/2025	45,000,000	45,312,479
Vale Overseas Ltd.:
6.250%, 08/10/2026 (1)	32,481,000	35,654,394
3.750%, 07/08/2030 (Callable 04/08/2030) (1)	26,721,000	25,785,765
8.250%, 01/17/2034 (1)	13,526,000	17,617,615
6.875%, 11/21/2036 (1)	43,171,000	52,075,450
6.875%, 11/10/2039 (1)	16,643,000	20,316,110
Valero Energy Corp.:
2.850%, 04/15/2025 (Callable 03/15/2025)	3,670,000	3,626,085
2.150%, 09/15/2027 (Callable 07/15/2027)	14,150,000	13,232,717
4.000%, 04/01/2029 (Callable 01/01/2029)	15,475,000	15,783,974
6.625%, 06/15/2037	2,100,000	2,597,718
Verizon Communications, Inc.:
3.000%, 03/22/2027 (Callable 01/22/2027)	5,000,000	4,941,584
4.329%, 09/21/2028	3,077,000	3,245,847
2.550%, 03/21/2031 (Callable 12/21/2030)	6,600,000	6,131,730
4.500%, 08/10/2033	16,325,000	17,514,791
4.272%, 01/15/2036	17,148,000	18,065,215
5.250%, 03/16/2037	28,793,000	33,543,268
4.812%, 03/15/2039	36,839,000	41,660,334
2.650%, 11/20/2040 (Callable 05/20/2040)	10,000,000	8,506,584
3.400%, 03/22/2041 (Callable 09/22/2040)	3,850,000	3,609,055
4.862%, 08/21/2046	2,500,000	2,868,501
5.500%, 03/16/2047	5,650,000	7,043,055
3.700%, 03/22/2061 (Callable 09/22/2060)	26,725,000	24,754,719
Viatris, Inc.:
3.850%, 06/22/2040 (Callable 12/22/2039)	13,083,000	11,315,633
4.000%, 06/22/2050 (Callable 12/22/2049)	40,600,000	34,107,102
Viterra Finance BV:
2.000%, 04/21/2026 (Callable 03/21/2026) (1)(2)	23,641,000	21,764,960
3.200%, 04/21/2031 (Callable 01/21/2031) (1)(2)	67,225,000	61,862,860
VMware, Inc.,
1.400%, 08/15/2026 (Callable 07/15/2026)	18,850,000	17,305,259
Vodafone Group PLC:
7.875%, 02/15/2030 (1)	3,100,000	3,950,857
5.000%, 05/30/2038 (1)	6,800,000	7,408,778
4.375%, 02/19/2043 (1)	15,554,000	15,611,601
5.250%, 05/30/2048 (1)	24,200,000	27,107,514
Volkswagen Group of America Finance LLC:
4.250%, 11/13/2023 (1)(2)	17,350,000	17,673,142
2.850%, 09/26/2024 (1)(2)	14,000,000	13,851,635
3.350%, 05/13/2025 (1)(2)	10,000,000	9,968,610
1.250%, 11/24/2025 (Callable 10/24/2025) (1)(2)	30,000,000	27,651,603
Vontier Corp.,
2.400%, 04/01/2028 (Callable 02/01/2028)	4,921,000	4,326,543
Vulcan Materials Co.,
4.700%, 03/01/2048 (Callable 09/01/2047)	3,446,000	3,723,298
Wabtec Corp.:
4.375%, 08/15/2023 (Callable 05/15/2023)	2,678,000	2,705,087
4.400%, 03/15/2024 (Callable 02/15/2024)	24,825,000	25,283,052
3.450%, 11/15/2026 (Callable 08/15/2026)	28,315,000	27,713,942
4.950%, 09/15/2028 (Callable 06/15/2028)	4,739,000	4,987,591
Walgreens Boots Alliance, Inc.:
3.450%, 06/01/2026 (Callable 03/01/2026)	2,080,000	2,090,569
3.200%, 04/15/2030 (Callable 01/15/2030)	13,575,000	13,234,024
4.800%, 11/18/2044 (Callable 05/18/2044)	5,145,000	5,460,844
4.650%, 06/01/2046 (Callable 12/01/2045)	4,000,000	4,187,289
Weir Group PLC,
2.200%, 05/13/2026 (Callable 04/13/2026) (1)(2)	31,625,000	29,535,373
Western Digital Corp.,
4.750%, 02/15/2026 (Callable 11/15/2025)	4,000,000	4,062,640
Western Gas Partners LP:
4.000%, 07/01/2022 (Callable 04/01/2022)	10,463,000	10,463,000
3.950%, 06/01/2025 (Callable 03/01/2025)	8,000,000	8,048,720
Western Midstream Operating LP,
3.600%, 02/01/2025 (Callable 01/01/2025)	20,000,000	19,864,700
Westinghouse Air Brake Technologies Corp.,
3.200%, 06/15/2025 (Callable 05/15/2025)	10,295,000	10,050,371
WestRock MWV LLC,
8.200%, 01/15/2030	7,963,000	10,222,250
Williams Companies, Inc.:
3.700%, 01/15/2023 (Callable 10/15/2022)	1,690,000	1,700,766
4.300%, 03/04/2024 (Callable 12/04/2023)	7,310,000	7,472,320
4.550%, 06/24/2024 (Callable 03/24/2024)	7,000,000	7,190,687
3.900%, 01/15/2025 (Callable 10/15/2024)	3,160,000	3,204,527
8.750%, 03/15/2032	5,750,000	7,810,125
6.300%, 04/15/2040	8,142,000	9,815,438
4.850%, 03/01/2048 (Callable 09/01/2047)	7,000,000	7,468,736
Woodside Finance Ltd.:
3.650%, 03/05/2025 (Callable 12/05/2024) (1)(2)	12,300,000	12,333,755
4.500%, 03/04/2029 (Callable 12/04/2028) (1)(2)	42,480,000	43,775,743
Worthington Industries, Inc.,
4.550%, 04/15/2026	9,155,000	9,336,213
WRKCo, Inc.,
3.000%, 09/15/2024 (Callable 07/15/2024)	14,895,000	14,755,648
Xylem, Inc.,
2.250%, 01/30/2031 (Callable 10/30/2030)	9,134,000	8,296,770
Yara International ASA,
3.800%, 06/06/2026 (Callable 03/06/2026) (1)(2)	23,500,000	23,463,341
Zimmer Biomet Holdings, Inc.,
5.750%, 11/30/2039	11,967,000	14,082,577
Zoetis, Inc.,
4.700%, 02/01/2043 (Callable 08/01/2042)	3,568,000	3,981,146
Total Industrials (Cost $8,357,648,218)		8,054,641,577	21.6%

Utilities
Ameren Corp.,
3.500%, 01/15/2031 (Callable 10/15/2030)	20,000,000	19,728,500
American Electric Power Co., Inc.,
3.250%, 03/01/2050 (Callable 09/01/2049)	10,175,000	8,759,097
Ausgrid Finance Pty Ltd.,
3.850%, 05/01/2023 (Callable 02/01/2023) (1)(2)	5,000,000	5,032,195
Avangrid, Inc.,
3.200%, 04/15/2025 (Callable 03/15/2025) (1)	14,000,000	13,956,698
Berkshire Hathaway Energy Co.:
3.700%, 07/15/2030 (Callable 04/15/2030)	18,425,000	18,925,959
2.850%, 05/15/2051 (Callable 11/15/2050)	13,675,000	11,587,155
Commonwealth Edison Co.,
3.850%, 03/15/2052 (Callable 09/15/2051)	6,050,000	6,254,017
Consumers Energy Co.,
3.500%, 08/01/2051 (Callable 02/01/2051)	9,400,000	9,181,344
Dominion Energy, Inc.:
2.450%, 01/15/2023 (2)	15,000,000	15,005,670
3.375%, 04/01/2030 (Callable 01/01/2030)	10,000,000	9,865,180
Duke Energy Corp.,
2.650%, 09/01/2026 (Callable 06/01/2026)	10,000,000	9,732,658
Duke Energy Progress LLC,
4.000%, 04/01/2052 (Callable 10/01/2051)	9,600,000	10,174,443
Duquesne Light Holdings, Inc.,
2.775%, 01/07/2032 (Callable 10/07/2031) (2)	2,810,000	2,511,452
Edison International,
2.950%, 03/15/2023 (Callable 01/15/2023)	5,000,000	4,991,512
EDP Finance BV,
3.625%, 07/15/2024 (1)(2)	19,175,000	19,194,590
Enel Finance International NV:
3.500%, 04/06/2028 (1)(2)	8,000,000	7,898,834
6.800%, 09/15/2037 (1)(2)	8,440,000	10,710,262
4.750%, 05/25/2047 (1)(2)	66,700,000	71,370,966
Entergy Corp.,
2.950%, 09/01/2026 (Callable 06/01/2026)	13,075,000	12,856,519
Essential Utilities, Inc.,
2.704%, 04/15/2030 (Callable 01/15/2030)	14,100,000	13,301,948
Evergy, Inc.,
2.450%, 09/15/2024 (Callable 08/15/2024)	6,675,000	6,549,415
Eversource Energy,
1.650%, 08/15/2030 (Callable 05/15/2030)	9,925,000	8,550,384
Exelon Corp.:
4.050%, 04/15/2030 (Callable 01/15/2030)	8,900,000	9,186,892
4.950%, 06/15/2035 (Callable 12/15/2034)	3,500,000	3,764,080
4.100%, 03/15/2052 (Callable 09/15/2051) (2)	5,000,000	5,078,355
Fells Point Funding Trust,
3.046%, 01/31/2027 (Callable 12/31/2026) (2)	28,100,000	26,936,896
FirstEnergy Corp.:
2.650%, 03/01/2030 (Callable 12/01/2029)	4,300,000	3,903,948
3.400%, 03/01/2050 (Callable 09/01/2049)	15,000,000	12,634,350
FirstEnergy Transmission LLC,
2.866%, 09/15/2028 (Callable 07/15/2028) (2)	10,000,000	9,273,785
Interstate Power and Light Co.,
2.300%, 06/01/2030 (Callable 03/01/2030)	9,350,000	8,523,713
ITC Holdings Corp.:
3.350%, 11/15/2027 (Callable 08/15/2027) (1)	25,581,000	25,583,707
2.950%, 05/14/2030 (Callable 02/14/2030) (1)(2)	10,000,000	9,473,362
KeySpan Corp.,
8.000%, 11/15/2030 (1)	6,500,000	8,073,485
Liberty Utilities Finance GP 1,
2.050%, 09/15/2030 (Callable 06/15/2030) (1)(2)	10,000,000	8,767,449
National Rural Utilities Cooperative Finance Corp.,
8.000%, 03/01/2032	4,659,000	6,278,761
NiSource, Inc.:
3.600%, 05/01/2030 (Callable 02/01/2030)	6,835,000	6,778,269
5.250%, 02/15/2043 (Callable 08/15/2042)	5,779,000	6,239,670
3.950%, 03/30/2048 (Callable 09/30/2047)	11,750,000	11,234,104
Oncor Electric Delivery Co. LLC,
2.750%, 05/15/2030 (Callable 02/15/2030)	9,500,000	9,053,715
RGS I&M Funding Corp.,
9.820%, 12/07/2022	16,195	16,182
Southern Co.,
4.250%, 07/01/2036 (Callable 01/01/2036)	5,525,000	5,567,158
Southern Company Gas Capital Corporation,
3.150%, 09/30/2051 (Callable 03/30/2051)	7,850,000	6,653,268
Talent Yield Investments Ltd.,
4.500%, 04/25/2022 (1)(2)	1,785,000	1,786,785
Xcel Energy, Inc.,
3.400%, 06/01/2030 (Callable 12/01/2029)	15,000,000	14,974,942
Total Utilities (Cost $517,547,595)		495,921,674	1.3%

Financials
ABN AMRO Bank NV:
7.750%, 05/15/2023 (1)(2)	7,200,000	7,502,920
4.750%, 07/28/2025 (1)(2)	62,453,000	63,842,579
4.800%, 04/18/2026 (1)(2)	42,935,000	44,168,952
1.542%, 06/16/2027 (1 Year CMT Rate + 0.800%)(Callable 06/16/2026) (1)(2)(3)	5,000,000	4,584,722
3.324%, 03/13/2037 (5 Year CMT Rate + 1.900%)(Callable 12/13/2031) (1)(2)(3)	5,000,000	4,544,039
AerCap Holdings NV:
4.875%, 01/16/2024 (Callable 12/16/2023) (1)	20,000,000	20,270,185
2.875%, 08/14/2024 (Callable 07/14/2024) (1)	20,000,000	19,450,620
2.450%, 10/29/2026 (Callable 09/29/2026) (1)	9,350,000	8,648,305
3.000%, 10/29/2028 (Callable 08/29/2028) (1)	9,175,000	8,461,067
AIA Group Ltd.,
3.200%, 03/11/2025 (Callable 12/11/2024) (1)(2)	6,000,000	6,034,338
Air Lease Corp.:
4.250%, 02/01/2024 (Callable 01/01/2024)	8,550,000	8,642,460
2.300%, 02/01/2025 (Callable 01/01/2025)	15,000,000	14,428,061
American International Group, Inc.:
4.125%, 02/15/2024	893,000	913,106
3.750%, 07/10/2025 (Callable 04/10/2025)	12,135,000	12,330,656
3.875%, 01/15/2035 (Callable 07/15/2034)	19,875,000	20,252,165
6.820%, 11/15/2037	1,410,000	1,809,197
Ameriprise Financial, Inc.,
3.000%, 04/02/2025 (Callable 03/02/2025)	13,700,000	13,647,458
Anthem, Inc.:
2.375%, 01/15/2025 (Callable 12/15/2024)	6,000,000	5,915,856
5.100%, 01/15/2044	1,584,000	1,825,799
4.375%, 12/01/2047 (Callable 06/01/2047)	8,650,000	9,262,694
ANZ New Zealand (Int'l) Ltd.,
3.400%, 03/19/2024 (1)(2)	2,000,000	2,019,622
Aon Corp.,
3.900%, 02/28/2052 (Callable 08/28/2051)	5,000,000	4,934,565
Aon PLC:
4.000%, 11/27/2023 (Callable 08/27/2023)	6,150,000	6,265,519
3.875%, 12/15/2025 (Callable 09/15/2025)	9,126,000	9,317,875
4.450%, 05/24/2043 (Callable 02/24/2043)	1,274,000	1,301,084
Arthur J. Gallagher & Co.,
3.500%, 05/20/2051 (Callable 11/20/2050)	5,625,000	5,000,199
ASB Bank Ltd.,
3.750%, 06/14/2023 (1)(2)	10,000,000	10,146,294
Australia & New Zealand Banking Group Ltd.:
4.500%, 03/19/2024 (1)(2)	44,423,000	45,285,576
2.950%, 07/22/2030 (5 Year CMT Rate + 1.288%)(Callable 07/22/2025) (1)(2)(3)	5,000,000	4,814,163
2.570%, 11/25/2035 (5 Year CMT Rate + 1.700%)(Callable 11/25/2030) (1)(2)(3)	15,000,000	13,088,020
Banco Bilbao Vizcaya Argentaria SA,
1.125%, 09/18/2025 (1)	25,000,000	23,030,010
Banco Santander SA:
3.500%, 04/11/2022 (1)	13,000,000	13,005,453
2.746%, 05/28/2025 (1)	7,000,000	6,821,256
5.179%, 11/19/2025 (1)	25,983,000	26,862,300
1.722%, 09/14/2027 (1 Year CMT Rate + 0.900%)(Callable 09/14/2026) (1)(3)	11,325,000	10,228,760
4.379%, 04/12/2028 (1)	13,400,000	13,514,405
3.490%, 05/28/2030 (1)	5,000,000	4,839,253
2.749%, 12/03/2030 (1)	19,250,000	16,941,830
3.225%, 11/22/2032 (1 Year CMT Rate + 1.600%)(Callable 11/22/2031) (1)(3)	35,000,000	31,413,464
Bank of America Corp.:
4.125%, 01/22/2024	15,000,000	15,395,821
3.458%, 03/15/2025 (3 Month LIBOR USD + 0.970%)(Callable 03/15/2024) (3)	28,881,000	29,055,231
3.093%, 10/01/2025 (3 Month LIBOR USD + 1.090%)(Callable 10/01/2024) (3)	10,000,000	9,966,075
2.456%, 10/22/2025 (3 Month LIBOR USD + 0.870%)(Callable 10/22/2024) (3)	17,775,000	17,465,724
3.559%, 04/23/2027 (3 Month LIBOR USD + 1.060%)(Callable 04/23/2026) (3)	9,000,000	9,025,627
1.734%, 07/22/2027 (SOFR + 0.960%)(Callable 07/22/2026) (3)	35,000,000	32,503,974
3.419%, 12/20/2028 (3 Month LIBOR USD + 1.040%)(Callable 12/20/2027) (3)	37,683,000	37,302,185
2.087%, 06/14/2029 (SOFR + 1.060%)(Callable 06/14/2028) (3)	15,000,000	13,701,651
3.194%, 07/23/2030 (3 Month LIBOR USD + 1.180%)(Callable 07/23/2029) (3)	5,000,000	4,838,122
2.496%, 02/13/2031 (3 Month LIBOR USD + 0.990%)(Callable 02/13/2030) (3)	13,000,000	11,949,210
2.592%, 04/29/2031 (SOFR + 2.150%)(Callable 04/29/2030) (3)	60,000,000	55,353,989
7.750%, 05/14/2038	1,138,000	1,588,070
Bank of Ireland Group PLC,
2.029%, 09/30/2027 (1 Year CMT Rate + 1.100%)(Callable 09/30/2026) (1)(2)(3)	20,000,000	18,113,400
Bank of Montreal,
1.500%, 01/10/2025 (1)	7,000,000	6,706,042
Bank of New Zealand,
2.000%, 02/21/2025 (1)(2)	16,000,000	15,467,782
Bank of Nova Scotia,
4.500%, 12/16/2025 (1)	8,500,000	8,780,879
Bank of Tokyo-Mitsubishi UFJ Ltd.:
4.100%, 09/09/2023 (1)(2)	2,911,000	2,975,903
3.750%, 03/10/2024 (1)(2)	2,800,000	2,841,769
Banque Federative du Credit Mutuel SA,
3.750%, 07/20/2023 (1)(2)	34,100,000	34,538,917
Barclays PLC:
4.338%, 05/16/2024 (3 Month LIBOR USD + 1.356%)(Callable 05/16/2023) (1)(3)	13,000,000	13,198,739
3.650%, 03/16/2025 (1)	8,100,000	8,114,996
3.932%, 05/07/2025 (3 Month LIBOR USD + 1.610%)(Callable 05/07/2024) (1)(3)	34,300,000	34,579,046
2.852%, 05/07/2026 (SOFR + 2.714%)(Callable 05/07/2025) (1)(3)	10,000,000	9,712,713
4.337%, 01/10/2028 (Callable 01/10/2027) (1)	20,000,000	20,326,162
BBVA USA,
3.875%, 04/10/2025 (Callable 03/10/2025)	36,235,000	36,933,364
Belrose Funding Trust,
2.330%, 08/15/2030 (Callable 05/15/2030) (2)	13,950,000	12,218,202
Berkshire Hathaway Finance Corp.,
4.400%, 05/15/2042	3,500,000	3,769,612
BNP Paribas SA:
2.819%, 11/19/2025 (3 Month LIBOR USD + 1.111%)(Callable 11/19/2024) (1)(2)(3)	17,100,000	16,695,743
4.375%, 05/12/2026 (1)(2)	45,131,000	45,731,563
2.219%, 06/09/2026 (SOFR + 2.074%)(Callable 06/09/2025) (1)(2)(3)	15,000,000	14,263,589
1.323%, 01/13/2027 (SOFR + 1.004%)(Callable 01/13/2026) (1)(2)(3)	28,350,000	25,814,588
4.625%, 03/13/2027 (1)(2)	4,500,000	4,602,051
1.904%, 09/30/2028 (SOFR + 1.609%)(Callable 09/30/2027) (1)(2)(3)	27,000,000	24,167,461
2.159%, 09/15/2029 (SOFR + 1.218%)(Callable 09/15/2028) (1)(2)(3)	10,200,000	9,074,607
2.871%, 04/19/2032 (SOFR + 1.387%)(Callable 04/19/2031) (1)(2)(3)	19,075,000	17,348,732
3.132%, 01/20/2033 (SOFR + 1.561%)(Callable 01/20/2032) (1)(2)(3)	10,000,000	9,254,762
2.588%, 08/12/2035 (5 Year CMT Rate + 2.050%)(Callable 08/12/2030) (1)(2)(3)	14,000,000	12,153,663
BNZ International Funding Ltd.,
2.650%, 11/03/2022 (1)(2)	20,350,000	20,448,382
BPCE SA:
5.700%, 10/22/2023 (1)(2)	22,955,000	23,744,984
5.150%, 07/21/2024 (1)(2)	31,285,000	32,247,757
2.375%, 01/14/2025 (1)(2)	12,000,000	11,559,705
4.500%, 03/15/2025 (1)(2)	55,492,000	56,125,503
1.652%, 10/06/2026 (SOFR + 1.520%)(Callable 10/06/2025) (1)(2)(3)	25,000,000	23,068,467
2.277%, 01/20/2032 (SOFR + 1.312%)(Callable 01/20/2031) (1)(2)(3)	12,850,000	11,284,060
3.116%, 10/19/2032 (SOFR + 1.730%)(Callable 10/19/2031) (1)(2)(3)	40,100,000	36,293,607
Brown & Brown, Inc.:
4.500%, 03/15/2029 (Callable 12/15/2028)	23,825,000	24,603,487
2.375%, 03/15/2031 (Callable 12/15/2030)	27,360,000	24,036,426
4.200%, 03/17/2032 (Callable 12/17/2031)	5,000,000	5,080,302
4.950%, 03/17/2052 (Callable 09/17/2051)	9,500,000	10,142,855
Canadian Imperial Bank of Commerce,
3.100%, 04/02/2024 (1)	37,700,000	37,887,471
Capital One Financial Corp.:
3.900%, 01/29/2024 (Callable 12/29/2023)	4,550,000	4,621,067
3.300%, 10/30/2024 (Callable 09/30/2024)	2,998,000	3,014,317
3.650%, 05/11/2027 (Callable 04/11/2027)	42,750,000	42,802,695
Capital One NA,
3.375%, 02/15/2023	45,962,000	46,307,861
Centene Corp.:
2.500%, 03/01/2031 (Callable 12/01/2030)	35,000,000	30,888,550
2.625%, 08/01/2031 (Callable 05/01/2031)	12,000,000	10,680,000
Charles Schwab Corp.,
3.625%, 04/01/2025 (Callable 01/01/2025)	7,000,000	7,107,546
Citigroup, Inc.:
2.750%, 04/25/2022 (Callable 04/18/2022)	11,575,000	11,580,205
2.876%, 07/24/2023 (3 Month LIBOR USD + 0.950%)(Callable 07/24/2022) (3)	20,350,000	20,377,852
1.953%, 09/01/2023 (3 Month LIBOR USD + 1.430%)(Callable 09/01/2022) (3)	7,000,000	7,024,958
4.044%, 06/01/2024 (3 Month LIBOR USD + 1.023%)(Callable 06/01/2023) (3)	22,600,000	22,888,952
3.750%, 06/16/2024	1,000,000	1,017,408
3.352%, 04/24/2025 (3 Month LIBOR USD + 0.897%)(Callable 04/24/2024) (3)	5,650,000	5,663,437
3.700%, 01/12/2026	4,500,000	4,555,381
3.106%, 04/08/2026 (SOFR + 2.842%)(Callable 04/08/2025) (3)	20,000,000	19,830,009
3.887%, 01/10/2028 (3 Month LIBOR USD + 1.563%)(Callable 01/10/2027) (3)	40,600,000	41,056,736
3.668%, 07/24/2028 (3 Month LIBOR USD + 1.390%)(Callable 07/24/2027) (3)	3,142,000	3,142,695
3.520%, 10/27/2028 (3 Month LIBOR USD + 1.151%)(Callable 10/27/2027) (3)	1,500,000	1,485,898
2.572%, 06/03/2031 (SOFR + 2.107%)(Callable 06/03/2030) (3)	25,000,000	22,902,678
2.561%, 05/01/2032 (SOFR + 1.167%)(Callable 05/01/2031) (3)	6,000,000	5,410,618
3.785%, 03/17/2033 (SOFR + 1.939%)(Callable 03/17/2032) (3)	18,000,000	17,843,915
Citizens Bank NA:
2.250%, 04/28/2025 (Callable 03/28/2025)	20,000,000	19,383,689
3.750%, 02/18/2026 (Callable 11/18/2025)	12,120,000	12,372,627
Citizens Financial Group, Inc.:
2.850%, 07/27/2026 (Callable 04/27/2026)	10,000,000	9,839,845
3.250%, 04/30/2030 (Callable 01/30/2030)	28,025,000	27,389,983
CNA Financial Corp.:
7.250%, 11/15/2023	4,000,000	4,270,001
4.500%, 03/01/2026 (Callable 12/01/2025)	14,000,000	14,585,326
3.450%, 08/15/2027 (Callable 05/15/2027)	12,000,000	12,009,953
3.900%, 05/01/2029 (Callable 02/01/2029)	8,000,000	8,167,687
CNO Global Funding,
2.650%, 01/06/2029 (2)	10,000,000	9,245,835
Comerica Bank,
4.000%, 07/27/2025	10,000,000	10,191,185
Commonwealth Bank of Australia:
2.688%, 03/11/2031 (1)(2)	10,000,000	8,895,501
3.784%, 03/14/2032 (1)(2)	10,000,000	9,665,429
3.610%, 09/12/2034 (5 Year CMT Rate + 2.050%)(Callable 09/12/2029) (1)(2)(3)	10,000,000	9,599,880
3.743%, 09/12/2039 (1)(2)	23,500,000	21,977,650
Cooperatieve Rabobank UA:
4.375%, 08/04/2025 (1)	20,397,000	20,728,672
3.750%, 07/21/2026 (1)	20,829,000	20,702,798
Credit Agricole SA:
3.750%, 04/24/2023 (1)(2)	5,000,000	5,066,308
3.250%, 10/04/2024 (1)(2)	8,575,000	8,574,706
4.375%, 03/17/2025 (1)(2)	4,204,000	4,251,258
1.247%, 01/26/2027 (SOFR + 0.892%)(Callable 01/26/2026) (1)(2)(3)	20,000,000	18,195,495
3.250%, 01/14/2030 (1)(2)	6,800,000	6,449,589
4.000%, 01/10/2033 (5 Year Swap Rate USD + 1.644%)(Callable 01/10/2028) (1)(2)(3)	8,000,000	7,854,852
Credit Suisse AG,
3.625%, 09/09/2024 (1)	4,325,000	4,374,612
Credit Suisse Group AG:
4.207%, 06/12/2024 (3 Month LIBOR USD + 1.240%)(Callable 06/12/2023) (1)(2)(3)	8,325,000	8,399,139
2.593%, 09/11/2025 (SOFR + 1.560%)(Callable 09/11/2024) (1)(2)(3)	12,250,000	11,833,617
2.193%, 06/05/2026 (SOFR + 2.044%)(Callable 06/05/2025) (1)(2)(3)	15,000,000	14,086,223
1.305%, 02/02/2027 (SOFR + 0.980%)(Callable 02/02/2026) (1)(2)(3)	40,000,000	35,775,840
4.282%, 01/09/2028 (Callable 01/09/2027) (1)(2)	17,403,000	17,383,282
3.869%, 01/12/2029 (3 Month LIBOR USD + 1.410%)(Callable 01/12/2028) (1)(2)(3)	11,000,000	10,734,184
4.194%, 04/01/2031 (SOFR + 3.730%)(Callable 04/01/2030) (1)(2)(3)	20,000,000	19,730,200
3.091%, 05/14/2032 (SOFR + 1.730%)(Callable 05/14/2031) (1)(2)(3)	10,000,000	9,018,973
Credit Suisse Group Funding Guernsey Ltd.:
3.800%, 06/09/2023 (1)	14,550,000	14,683,407
4.550%, 04/17/2026 (1)	7,000,000	7,120,929
Credit Suisse USA, Inc.,
7.125%, 07/15/2032 (1)	5,063,000	6,536,439
CyrusOne LP / CyrusOne Finance Corp.,
2.150%, 11/01/2030 (Callable 04/11/2022)	11,000,000	10,983,060
Daiwa Securities Group, Inc.,
3.129%, 04/19/2022 (1)(2)	12,000,000	12,009,143
Danske Bank A/S,
1.621%, 09/11/2026 (1 Year CMT Rate + 1.350%)(Callable 09/11/2025) (1)(2)(3)	20,000,000	18,493,762
Deutsche Bank AG:
3.300%, 11/16/2022 (1)	22,175,000	22,323,870
3.950%, 02/27/2023 (1)	14,875,000	15,019,035
3.700%, 05/30/2024 (1)	10,000,000	10,040,031
2.222%, 09/18/2024 (SOFR + 2.159%)(Callable 09/18/2023) (1)(3)	52,000,000	50,862,101
2.129%, 11/24/2026 (SOFR + 1.870%)(Callable 11/24/2025) (1)(3)	22,755,000	21,093,699
2.311%, 11/16/2027 (SOFR + 1.219%)(Callable 11/16/2026) (1)(3)	10,000,000	9,164,164
3.035%, 05/28/2032 (SOFR + 1.718%)(Callable 05/28/2031) (1)(3)	14,000,000	12,581,030
3.742%, 01/07/2033 (SOFR + 2.257%)(Callable 10/07/2031) (1)(3)	27,125,000	23,973,082
Discover Bank:
3.350%, 02/06/2023 (Callable 01/06/2023)	8,600,000	8,682,682
4.200%, 08/08/2023	20,000,000	20,335,448
3.450%, 07/27/2026 (Callable 04/27/2026)	22,000,000	21,872,245
4.650%, 09/13/2028 (Callable 06/13/2028)	13,747,000	14,270,386
Discover Financial Services:
3.950%, 11/06/2024 (Callable 08/06/2024)	10,000,000	10,177,136
4.100%, 02/09/2027 (Callable 11/09/2026)	38,019,000	38,765,743
DNB Bank ASA:
1.127%, 09/16/2026 (5 Year CMT Rate + 0.850%)(Callable 09/16/2025) (1)(2)(3)	2,000,000	1,829,199
1.535%, 05/25/2027 (1 Year CMT Rate + 0.720%)(Callable 05/25/2026) (1)(2)(3)	15,000,000	13,792,564
Extra Space Storage LP,
2.550%, 06/01/2031 (Callable 03/01/2031)	10,000,000	9,021,201
Federation des Caisses Desjardins du Quebec,
2.050%, 02/10/2025 (1)(2)	12,100,000	11,675,077
FirstMerit Bank NA,
4.270%, 11/25/2026	4,600,000	4,715,643
Five Corners Funding Trust,
4.419%, 11/15/2023 (2)	11,330,000	11,579,732
Five Corners Funding Trust II,
2.850%, 05/15/2030 (Callable 02/15/2030) (2)	30,000,000	28,430,241
FMR LLC,
4.950%, 02/01/2033 (2)	1,750,000	1,924,654
Globe Life, Inc.,
4.550%, 09/15/2028 (Callable 06/15/2028)	5,000,000	5,197,366
Goldman Sachs Group, Inc.:
2.908%, 06/05/2023 (3 Month LIBOR USD + 1.053%)(Callable 06/05/2022) (3)	12,000,000	12,011,844
2.905%, 07/24/2023 (3 Month LIBOR USD + 0.990%)(Callable 07/24/2022) (3)	8,000,000	8,008,810
2.108%, 11/29/2023 (3 Month LIBOR USD + 1.600%) (3)	5,000,000	5,064,695
3.850%, 07/08/2024 (Callable 04/08/2024)	3,000,000	3,054,780
3.500%, 01/23/2025 (Callable 10/23/2024)	3,000,000	3,025,164
3.500%, 04/01/2025 (Callable 03/01/2025)	5,000,000	5,037,290
3.750%, 05/22/2025 (Callable 02/22/2025)	5,000,000	5,075,252
3.272%, 09/29/2025 (3 Month LIBOR USD + 1.201%)(Callable 09/29/2024) (3)	15,000,000	15,028,394
1.093%, 12/09/2026 (SOFR + 0.789%)(Callable 12/09/2025) (3)	10,000,000	9,156,378
2.028%, 10/28/2027 (3 Month LIBOR USD + 1.750%)(Callable 10/28/2026) (3)	10,000,000	10,357,430
2.640%, 02/24/2028 (SOFR + 1.114%)(Callable 02/24/2027) (3)	14,350,000	13,720,420
3.615%, 03/15/2028 (SOFR + 1.846%)(Callable 03/15/2027) (3)	75,000,000	74,894,987
3.691%, 06/05/2028 (3 Month LIBOR USD + 1.510%)(Callable 06/05/2027) (3)	6,775,000	6,782,772
4.223%, 05/01/2029 (3 Month LIBOR USD + 1.301%)(Callable 05/01/2028) (3)	10,000,000	10,238,918
3.800%, 03/15/2030 (Callable 12/15/2029)	30,000,000	30,199,309
1.992%, 01/27/2032 (SOFR + 1.090%)(Callable 01/27/2031) (3)	10,000,000	8,662,800
2.615%, 04/22/2032 (SOFR + 1.281%)(Callable 04/22/2031) (3)	9,625,000	8,747,786
6.345%, 02/15/2034	1,053,000	1,237,262
Guardian Life Global Funding,
3.400%, 04/25/2023 (2)	6,950,000	7,058,948
Guardian Life Insurance Co. of America:
4.875%, 06/19/2064 (2)	5,000,000	5,591,136
3.700%, 01/22/2070 (Callable 07/22/2069) (2)	15,062,000	13,576,766
4.850%, 01/24/2077 (2)	24,727,000	28,211,219
Hanover Insurance Group, Inc.,
2.500%, 09/01/2030 (Callable 06/01/2030)	10,550,000	9,589,325
Hartford Financial Services Group, Inc.,
3.600%, 08/19/2049 (Callable 02/19/2049)	7,000,000	6,563,872
Health Care Service Corp. A Mutual Legal Reserve Co.,
2.200%, 06/01/2030 (Callable 03/01/2030) (2)	6,125,000	5,565,225
High Street Funding Trust II,
4.682%, 02/15/2048 (Callable 11/15/2047) (2)	2,000,000	2,165,044
HSBC Bank PLC,
7.650%, 05/01/2025 (1)	2,525,000	2,789,687
HSBC Bank USA NA,
7.000%, 01/15/2039 (1)	4,200,000	5,709,760
HSBC Holdings PLC:
3.600%, 05/25/2023 (1)	2,275,000	2,300,262
3.950%, 05/18/2024 (3 Month LIBOR USD + 0.987%)(Callable 05/18/2023) (1)(3)	6,000,000	6,058,999
3.803%, 03/11/2025 (3 Month LIBOR USD + 1.211%)(Callable 03/11/2024) (1)(3)	26,550,000	26,674,963
1.645%, 04/18/2026 (SOFR + 1.538%)(Callable 04/18/2025) (1)(3)	15,000,000	14,114,409
4.292%, 09/12/2026 (3 Month LIBOR USD + 1.348%)(Callable 09/12/2025) (1)(3)	7,450,000	7,546,003
4.375%, 11/23/2026 (1)	10,000,000	10,181,990
1.589%, 05/24/2027 (SOFR + 1.290%)(Callable 05/24/2026) (1)(3)	22,500,000	20,536,205
2.251%, 11/22/2027 (SOFR + 1.100%)(Callable 11/22/2026) (1)(3)	10,000,000	9,317,367
2.013%, 09/22/2028 (SOFR + 1.732%)(Callable 09/22/2027) (1)(3)	25,000,000	22,668,514
2.206%, 08/17/2029 (SOFR + 1.285%)(Callable 08/17/2028) (1)(3)	13,200,000	11,872,944
3.973%, 05/22/2030 (3 Month LIBOR USD + 1.610%)(Callable 05/22/2029) (1)(3)	2,000,000	2,000,810
2.804%, 05/24/2032 (SOFR + 1.187%)(Callable 05/24/2031) (1)(3)	16,000,000	14,538,231
Invesco Finance PLC,
3.750%, 01/15/2026	4,900,000	4,995,499
Jackson National Life Global Funding,
3.250%, 01/30/2024 (2)	23,475,000	23,635,973
Jefferies Group LLC:
4.850%, 01/15/2027	4,600,000	4,822,834
4.150%, 01/23/2030	10,000,000	10,159,097
6.250%, 01/15/2036	1,390,000	1,625,364
John Hancock Life Insurance Co.,
7.375%, 02/15/2024 (1)(2)	13,339,000	14,327,495
JPMorgan Chase & Co.:
2.414%, 10/24/2023 (3 Month LIBOR USD + 1.230%)(Callable 10/24/2022) (3)	15,000,000	15,070,201
3.559%, 04/23/2024 (3 Month LIBOR USD + 0.730%)(Callable 04/23/2023) (3)	15,000,000	15,139,314
3.125%, 01/23/2025 (Callable 10/23/2024)	14,000,000	14,072,256
2.301%, 10/15/2025 (SOFR + 1.160%)(Callable 10/15/2024) (3)	10,000,000	9,793,866
2.005%, 03/13/2026 (SOFR + 1.585%)(Callable 03/13/2025) (3)	50,000,000	48,203,369
2.083%, 04/22/2026 (SOFR + 1.850%)(Callable 04/22/2025) (3)	76,000,000	73,340,424
1.045%, 11/19/2026 (SOFR + 0.800%)(Callable 11/19/2025) (3)	25,000,000	23,081,846
1.578%, 04/22/2027 (SOFR + 0.885%)(Callable 04/22/2026) (3)	50,000,000	46,568,899
1.470%, 09/22/2027 (SOFR + 0.765%)(Callable 09/22/2026) (3)	11,875,000	10,943,590
2.522%, 04/22/2031 (SOFR + 2.040%)(Callable 04/22/2030) (3)	28,000,000	25,956,530
1.953%, 02/04/2032 (SOFR + 1.065%)(Callable 02/04/2031) (3)	22,000,000	19,272,056
2.580%, 04/22/2032 (SOFR + 1.250%)(Callable 04/22/2031) (3)	10,000,000	9,161,531
5.600%, 07/15/2041	4,106,000	4,973,677
Kemper Corp.,
3.800%, 02/23/2032 (Callable 11/23/2031)	13,000,000	12,524,745
KeyBank NA:
3.180%, 05/22/2022	6,500,000	6,515,216
3.400%, 05/20/2026	18,965,000	18,894,726
LeasePlan Corp. NV,
2.875%, 10/24/2024 (1)(2)	59,600,000	58,219,413
Lexington Realty Trust,
2.700%, 09/15/2030 (Callable 06/15/2030)	7,000,000	6,458,618
Liberty Mutual Group, Inc.:
4.250%, 06/15/2023 (2)	591,000	600,131
4.569%, 02/01/2029 (2)	2,087,000	2,212,147
3.951%, 10/15/2050 (Callable 04/15/2050) (2)	2,231,000	2,110,237
Liberty Mutual Insurance Co.,
7.697%, 10/15/2097 (2)	465,000	629,721
Life Storage LP,
3.500%, 07/01/2026 (Callable 04/01/2026)	6,819,000	6,859,612
Lincoln National Corp.,
3.050%, 01/15/2030 (Callable 10/15/2029)	24,650,000	23,661,137
Lloyds Bank PLC:
2.907%, 11/07/2023 (3 Month LIBOR USD + 0.810%)(Callable 11/07/2022) (1)(3)	18,669,000	18,695,209
3.870%, 07/09/2025 (1 Year CMT Rate + 3.500%)(Callable 07/09/2024) (1)(3)	15,000,000	15,157,958
2.438%, 02/05/2026 (1 Year CMT Rate + 1.000%)(Callable 02/05/2025) (1)(3)	15,725,000	15,163,519
1.627%, 05/11/2027 (1 Year CMT Rate + 0.850%)(Callable 05/11/2026) (1)(3)	10,000,000	9,169,517
3.574%, 11/07/2028 (3 Month LIBOR USD + 1.205%)(Callable 11/07/2027) (1)(3)	10,000,000	9,768,022
Macquarie Bank Ltd.:
4.875%, 06/10/2025 (1)(2)	23,717,000	24,338,111
3.624%, 06/03/2030 (1)(2)	12,550,000	11,828,243
Macquarie Group Ltd.:
3.189%, 11/28/2023 (3 Month LIBOR USD + 1.023%)(Callable 11/28/2022) (1)(2)(3)	29,067,000	29,114,488
4.150%, 03/27/2024 (3 Month LIBOR USD + 1.330%)(Callable 03/27/2023) (1)(2)(3)	24,000,000	24,266,534
1.340%, 01/12/2027 (SOFR + 1.069%)(Callable 01/12/2026) (1)(2)(3)	19,000,000	17,310,497
2.871%, 01/14/2033 (SOFR + 1.532%)(Callable 01/14/2032) (1)(2)(3)	25,000,000	22,189,173
Manulife Financial Corp.:
4.150%, 03/04/2026 (1)	10,000,000	10,225,412
5.375%, 03/04/2046 (1)	5,150,000	6,253,090
Maple Grove Funding Trust I,
4.161%, 08/15/2051 (Callable 02/15/2051) (2)	15,000,000	13,524,042
Marsh & McLennan Companies, Inc.:
2.250%, 11/15/2030 (Callable 08/15/2030)	5,000,000	4,564,169
5.875%, 08/01/2033	8,429,000	9,994,358
4.350%, 01/30/2047 (Callable 07/30/2046)	3,450,000	3,641,595
Massachusetts Mutual Life Insurance Co.:
5.077%, 02/15/2069 (3 Month LIBOR USD + 3.191%)(Callable 02/15/2049) (2)(3)	40,670,000	44,228,889
3.729%, 10/15/2070 (2)	16,676,000	14,924,175
4.900%, 04/01/2077 (2)	11,175,000	12,225,936
MBIA Insurance Corp.,
12.304%, 01/15/2033 (3 Month LIBOR USD + 11.260%)(Callable 01/15/2023) (2)(3)(9)	714,000	85,680
MetLife, Inc.:
6.500%, 12/15/2032	466,000	580,044
4.875%, 11/13/2043	3,375,000	3,815,099
4.050%, 03/01/2045	12,375,000	12,645,334
Metropolitan Life Global Funding I,
2.950%, 04/09/2030 (2)	10,000,000	9,692,838
Metropolitan Life Insurance Co.,
7.800%, 11/01/2025 (2)	6,300,000	7,202,994
Mitsubishi UFJ Financial Group, Inc.:
3.455%, 03/02/2023 (1)	10,650,000	10,761,322
2.801%, 07/18/2024 (1)	10,000,000	9,938,207
2.193%, 02/25/2025 (1)	25,000,000	24,169,856
1.538%, 07/20/2027 (1 Year CMT Rate + 0.750%)(Callable 07/20/2026) (1)(3)	10,000,000	9,178,697
Mizuho Financial Group, Inc.:
2.601%, 09/11/2022 (1)	13,000,000	13,047,497
3.922%, 09/11/2024 (3 Month LIBOR USD + 1.000%)(Callable 09/11/2023) (1)(3)	5,000,000	5,057,496
2.555%, 09/13/2025 (SOFR + 1.362%)(Callable 09/13/2024) (1)(3)	20,000,000	19,589,228
1.234%, 05/22/2027 (1 Year CMT Rate + 0.670%)(Callable 05/22/2026) (1)(3)	8,000,000	7,277,295
1.979%, 09/08/2031 (SOFR + 1.532%)(Callable 09/08/2030) (1)(3)	10,000,000	8,742,596
Morgan Stanley:
2.750%, 05/19/2022	10,000,000	10,017,003
2.584%, 10/24/2023 (3 Month LIBOR USD + 1.400%)(Callable 10/24/2022) (3)	8,000,000	8,043,876
3.737%, 04/24/2024 (3 Month LIBOR USD + 0.847%)(Callable 04/24/2023) (3)	6,455,000	6,518,876
3.875%, 04/29/2024	1,650,000	1,683,171
2.720%, 07/22/2025 (SOFR + 1.152%)(Callable 07/22/2024) (3)	19,000,000	18,809,448
3.591%, 07/22/2028 (3 Month LIBOR USD + 1.340%)(Callable 07/22/2027) (3)	12,000,000	12,033,372
3.772%, 01/24/2029 (3 Month LIBOR USD + 1.140%)(Callable 01/24/2028) (3)	1,000,000	1,007,803
3.622%, 04/01/2031 (SOFR + 3.120%)(Callable 04/01/2030) (3)	10,000,000	9,947,978
1.928%, 04/28/2032 (SOFR + 1.020%)(Callable 04/28/2031) (3)	25,000,000	21,608,467
National Australia Bank Ltd.:
2.332%, 08/21/2030 (1)(2)	83,282,000	72,445,921
2.990%, 05/21/2031 (1)(2)	18,911,000	17,160,182
3.933%, 08/02/2034 (5 Year CMT Rate + 1.880%)(Callable 08/02/2029) (1)(2)(3)	10,000,000	9,776,827
3.347%, 01/12/2037 (5 Year CMT Rate + 1.700%)(Callable 01/12/2032) (1)(2)(3)	10,000,000	9,230,102
National Securities Clearing Corp.,
1.500%, 04/23/2025 (Callable 03/23/2025) (2)	12,124,000	11,609,017
Nationwide Building Society:
3.766%, 03/08/2024 (3 Month LIBOR USD + 1.064%)(Callable 03/08/2023) (1)(2)(3)	20,000,000	20,107,865
4.000%, 09/14/2026 (1)(2)	73,507,000	73,745,297
4.302%, 03/08/2029 (3 Month LIBOR USD + 1.452%)(Callable 03/08/2028) (1)(2)(3)	20,000,000	20,129,355
3.960%, 07/18/2030 (3 Month LIBOR USD + 1.855%)(Callable 07/18/2029) (1)(2)(3)	10,125,000	10,094,484
4.125%, 10/18/2032 (5 Year Mid Swap Rate USD + 1.849%)(Callable 10/18/2027) (1)(2)(3)	7,000,000	6,893,563
Nationwide Financial Services, Inc.,
3.900%, 11/30/2049 (Callable 05/30/2049) (2)	10,000,000	9,897,078
Nationwide Mutual Insurance Co.:
9.375%, 08/15/2039 (2)	14,000,000	21,300,976
4.350%, 04/30/2050 (Callable 10/30/2049) (2)	25,000,000	24,872,805
NatWest Group PLC,
1.642%, 06/14/2027 (1 Year CMT Rate + 0.900%)(Callable 06/14/2026) (1)(3)	35,000,000	31,997,622
New York Life Insurance Co.:
6.750%, 11/15/2039 (2)	12,026,000	15,926,148
3.750%, 05/15/2050 (Callable 11/15/2049) (2)	17,000,000	16,479,054
4.450%, 05/15/2069 (Callable 11/15/2068) (2)	10,000,000	10,381,453
Nomura Holdings, Inc.:
2.648%, 01/16/2025 (1)	20,000,000	19,454,721
1.851%, 07/16/2025 (1)	19,000,000	17,933,556
1.653%, 07/14/2026 (1)	32,975,000	30,328,167
2.172%, 07/14/2028 (1)	16,055,000	14,407,924
2.710%, 01/22/2029 (1)	10,000,000	9,219,639
Pacific Life Global Funding II,
1.200%, 06/24/2025 (2)	22,300,000	20,874,196
Peachtree Corners Funding Trust,
3.976%, 02/15/2025 (2)	12,295,000	12,451,138
Penn Mutual Life Insurance Co.,
3.800%, 04/29/2061 (2)	15,000,000	13,324,276
People's United Bank NA,
4.000%, 07/15/2024 (Callable 04/16/2024)	11,400,000	11,542,074
Pine Street Trust I,
4.572%, 02/15/2029 (Callable 11/15/2028) (2)	7,825,000	8,140,207
Principal Financial Group, Inc.:
3.300%, 09/15/2022	1,860,000	1,873,569
3.125%, 05/15/2023	4,667,000	4,678,035
4.300%, 11/15/2046 (Callable 05/15/2046)	2,325,000	2,463,098
Principal Life Global Funding II:
1.250%, 06/23/2025 (2)	16,000,000	15,000,038
3.000%, 04/18/2026 (2)	13,400,000	13,277,181
Protective Life Corp.:
4.300%, 09/30/2028 (Callable 06/30/2028) (1)(2)	10,000,000	10,436,567
8.450%, 10/15/2039 (1)	2,650,000	3,745,757
Prudential Financial, Inc.:
6.625%, 12/01/2037	5,000,000	6,456,695
3.935%, 12/07/2049 (Callable 06/07/2049)	11,426,000	11,610,971
Raymond James Financial, Inc.,
4.650%, 04/01/2030 (Callable 01/01/2030)	9,700,000	10,260,041
Regions Financial Corp.,
2.250%, 05/18/2025 (Callable 04/18/2025)	25,000,000	24,329,254
Reliance Standard Life Global Funding II,
2.500%, 10/30/2024 (1)(2)	22,800,000	22,396,923
Royal Bank of Canada,
4.650%, 01/27/2026 (1)	7,773,000	8,101,950
Royal Bank of Scotland Group PLC:
3.498%, 05/15/2023 (3 Month LIBOR USD + 1.480%)(Callable 05/15/2022) (1)(3)	10,650,000	10,664,808
3.875%, 09/12/2023 (1)	10,000,000	10,102,399
4.269%, 03/22/2025 (3 Month LIBOR USD + 1.762%)(Callable 03/22/2024) (1)(3)	27,351,000	27,668,242
3.073%, 05/22/2028 (1 Year CMT Rate + 2.550%)(Callable 05/22/2027) (1)(3)	18,301,000	17,566,803
4.892%, 05/18/2029 (3 Month LIBOR USD + 1.754%)(Callable 05/18/2028) (1)(3)	10,000,000	10,394,754
5.076%, 01/27/2030 (3 Month LIBOR USD + 1.905%)(Callable 01/27/2029) (1)(3)	7,000,000	7,453,375
4.445%, 05/08/2030 (3 Month LIBOR USD + 1.871%)(Callable 05/08/2029) (1)(3)	35,000,000	35,901,084
Sammons Financial Group, Inc.,
3.350%, 04/16/2031 (Callable 01/16/2031) (2)	14,350,000	13,219,184
Santander Holdings USA, Inc.,
3.500%, 06/07/2024 (Callable 05/07/2024) (1)	5,695,000	5,710,394
Santander UK Group Holdings PLC:
3.373%, 01/05/2024 (3 Month LIBOR USD + 1.080%)(Callable 01/05/2023) (1)(3)	5,967,000	5,985,153
4.796%, 11/15/2024 (3 Month LIBOR USD + 1.570%)(Callable 11/15/2023) (1)(3)	5,250,000	5,369,234
1.673%, 06/14/2027 (SOFR + 0.989%)(Callable 06/14/2026) (1)(3)	9,500,000	8,643,323
3.823%, 11/03/2028 (3 Month LIBOR USD + 1.400%)(Callable 11/03/2027) (1)(3)	15,400,000	15,143,001
Santander UK PLC,
5.000%, 11/07/2023 (1)(2)	21,921,000	22,421,895
SMBC Aviation Capital Finance DAC:
3.000%, 07/15/2022 (Callable 06/15/2022) (1)(2)	8,000,000	8,011,276
1.900%, 10/15/2026 (Callable 09/15/2026) (1)(2)	6,725,000	6,008,965
Societe Generale SA:
4.250%, 09/14/2023 (1)(2)	8,000,000	8,107,197
5.000%, 01/17/2024 (1)(2)	20,000,000	20,381,870
3.875%, 03/28/2024 (1)(2)	15,300,000	15,326,760
2.625%, 10/16/2024 (1)(2)	23,000,000	22,365,087
2.625%, 01/22/2025 (1)(2)	41,125,000	39,782,049
4.250%, 04/14/2025 (1)(2)	21,032,000	20,912,804
4.250%, 08/19/2026 (1)(2)	12,000,000	11,838,714
1.488%, 12/14/2026 (1 Year CMT Rate + 1.100%)(Callable 12/14/2025) (1)(2)(3)	18,800,000	16,995,736
2.889%, 06/09/2032 (1 Year CMT Rate + 1.300%)(Callable 06/09/2031) (1)(2)(3)	6,775,000	6,070,815
3.337%, 01/21/2033 (1 Year CMT Rate + 1.600%)(Callable 01/21/2032) (1)(2)(3)	10,000,000	9,198,069
3.625%, 03/01/2041 (1)(2)	12,000,000	10,025,165
Standard Chartered PLC:
3.885%, 03/15/2024 (3 Month LIBOR USD + 1.080%)(Callable 03/15/2023) (1)(2)(3)	31,557,000	31,779,212
3.785%, 05/21/2025 (3 Month LIBOR USD + 1.560%)(Callable 05/21/2024) (1)(2)(3)	36,294,000	36,346,762
2.819%, 01/30/2026 (3 Month LIBOR USD + 1.209%)(Callable 01/30/2025) (1)(2)(3)	21,000,000	20,422,705
1.456%, 01/14/2027 (1 Year CMT Rate + 1.000%)(Callable 01/14/2026) (1)(2)(3)	20,658,000	18,780,395
2.608%, 01/12/2028 (1 Year CMT Rate + 1.180%)(Callable 01/12/2027) (1)(2)(3)	24,000,000	22,437,524
4.644%, 04/01/2031 (5 Year CMT Rate + 3.850%)(Callable 04/01/2030) (1)(2)(3)	14,700,000	15,157,249
5.700%, 03/26/2044 (1)(2)	6,000,000	6,568,694
Stifel Financial Corp.:
4.250%, 07/18/2024	17,850,000	18,208,967
4.000%, 05/15/2030 (Callable 02/15/2030)	44,140,000	44,576,854
Sumitomo Mitsui Banking Corp.,
3.950%, 07/19/2023 (1)	1,850,000	1,882,500
Sumitomo Mitsui Financial Group, Inc.:
3.102%, 01/17/2023 (1)	12,000,000	12,101,280
2.696%, 07/16/2024 (1)	12,000,000	11,883,763
2.448%, 09/27/2024 (1)	2,015,000	1,979,425
2.348%, 01/15/2025 (1)	8,245,000	8,011,950
1.474%, 07/08/2025 (1)	8,740,000	8,223,546
2.130%, 07/08/2030 (1)	7,575,000	6,773,271
SunTrust Banks, Inc.,
3.300%, 05/15/2026 (Callable 04/15/2026)	3,925,000	3,954,236
Synchrony Financial:
4.375%, 03/19/2024 (Callable 02/19/2024)	1,538,000	1,566,544
4.250%, 08/15/2024 (Callable 05/15/2024)	26,864,000	27,238,793
4.500%, 07/23/2025 (Callable 04/23/2025)	23,127,000	23,590,891
3.700%, 08/04/2026 (Callable 05/04/2026)	23,023,000	22,887,835
3.950%, 12/01/2027 (Callable 09/01/2027)	44,825,000	44,393,320
TD Ameritrade Holding Corp.,
2.950%, 04/01/2022	4,625,000	4,625,000
Trinity Acquisition PLC:
4.400%, 03/15/2026 (Callable 12/15/2025)	27,305,000	28,208,053
6.125%, 08/15/2043	22,561,000	25,756,375
UBS Group AG:
1.364%, 01/30/2027 (1 Year CMT Rate + 1.080%)(Callable 01/30/2026) (1)(2)(3)	10,950,000	10,059,730
1.494%, 08/10/2027 (1 Year CMT Rate + 0.850%)(Callable 08/10/2026) (1)(2)(3)	9,000,000	8,169,231
2.095%, 02/11/2032 (1 Year CMT Rate + 1.000%)(Callable 02/11/2031) (1)(2)(3)	35,000,000	30,601,820
UBS Group Funding Switzerland AG:
2.859%, 08/15/2023 (3 Month LIBOR USD + 0.954%)(Callable 08/15/2022) (1)(2)(3)	42,658,000	42,722,076
4.253%, 03/23/2028 (Callable 03/23/2027) (1)(2)	17,150,000	17,493,029
UnitedHealth Group, Inc.,
2.750%, 05/15/2040 (Callable 11/15/2039)	7,000,000	6,286,931
Wells Fargo & Co.:
1.529%, 10/31/2023 (3 Month LIBOR USD + 1.230%)(Callable 10/31/2022) (3)	5,000,000	5,022,748
3.000%, 02/19/2025	5,000,000	4,990,442
2.406%, 10/30/2025 (SOFR + 1.087%)(Callable 10/30/2024) (3)	19,000,000	18,599,657
2.164%, 02/11/2026 (3 Month LIBOR USD + 0.750%)(Callable 02/11/2025) (3)	15,000,000	14,509,027
3.000%, 04/22/2026	3,000,000	2,970,858
2.393%, 06/02/2028 (SOFR + 2.100%)(Callable 06/02/2027) (3)	64,086,000	60,599,728
3.068%, 04/30/2041 (SOFR + 2.530%)(Callable 04/30/2040) (3)	25,000,000	22,474,378
3.900%, 05/01/2045	5,000,000	4,998,959
5.013%, 04/04/2051 (SOFR + 4.502%)(Callable 04/04/2050) (3)	7,000,000	8,307,393
Wells Fargo Bank NA,
5.850%, 02/01/2037	10,000,000	11,985,438
Westpac Banking Corp.:
2.894%, 02/04/2030 (5 Year CMT Rate + 1.350%)(Callable 02/04/2025) (1)(3)	11,425,000	11,016,024
4.322%, 11/23/2031 (5 Year Mid Swap Rate USD + 2.236%)(Callable 11/23/2026) (1)(3)	8,350,000	8,397,903
4.110%, 07/24/2034 (5 Year CMT Rate + 2.000%)(Callable 07/24/2029) (1)(3)	10,000,000	9,856,698
2.668%, 11/15/2035 (5 Year CMT Rate + 1.750%)(Callable 11/15/2030) (1)(3)	13,600,000	11,876,719
4.421%, 07/24/2039 (1)	10,000,000	10,220,728
Willis North America, Inc.:
3.600%, 05/15/2024 (Callable 03/15/2024)	9,000,000	9,051,824
2.950%, 09/15/2029 (Callable 06/15/2029)	7,500,000	7,043,056
5.050%, 09/15/2048 (Callable 03/15/2048)	10,200,000	10,970,963
Total Financials (Cost $6,267,863,350)		6,043,532,977	16.2%
Total Corporate Bonds (Cost $15,143,059,163)		14,594,096,228	39.1%

Municipal Bonds
Atlanta Independent School System,
5.557%, 03/01/2026	4,465,000	4,871,271
California Housing Finance Agency,
2.794%, 08/01/2036 (Callable 08/01/2025)	3,855,000	3,873,103
California Qualified School Bond Joint Powers Authority,
7.155%, 03/01/2027	5,590,000	6,251,079
City of Berwyn IL,
5.790%, 12/01/2022 (Insured by NATL)	370,000	371,148
City of Vernon CA,
4.500%, 08/01/2022	7,265,000	7,330,014
County of Cuyahoga OH,
9.125%, 10/01/2023 (Insured by AGC)	500,000	518,612
County of Riverside CA,
2.617%, 02/15/2024	20,000,000	19,960,574
Dallas/Fort Worth International Airport:
2.246%, 11/01/2031 (Callable 11/01/2030)	2,500,000	2,267,537
2.416%, 11/01/2032 (Callable 11/01/2030)	5,000,000	4,529,008
2.516%, 11/01/2033 (Callable 11/01/2030)	1,220,000	1,098,232
Eaton Community City School District,
5.390%, 08/25/2027 (Callable 05/02/2022)(Insured by SD CRED PROG)	2,305,000	2,306,997
Kentucky Housing Corp.,
3.500%, 01/01/2040 (Callable 07/01/2025)	2,180,000	2,195,175
Kentucky Public Energy Authority,
1.605%, 12/01/2049 (1 Month LIBOR USD + 1.300%)(Callable 03/01/2025)(Mandatory Tender Date 06/01/2025) (3)	28,000,000	28,242,864
Louisiana Housing Corp.,
2.100%, 12/01/2038 (Callable 09/01/2024)(Insured by GNMA)	1,440,601	1,406,211
Maryland Community Development Administration Housing Revenue,
3.160%, 09/01/2041 (Callable 09/01/2025)	5,525,000	5,553,743
Maryland Economic Development Corp.,
3.997%, 04/01/2034 (Callable 01/01/2034)	18,715,000	17,858,822
Massachusetts Educational Financing Authority,
3.850%, 05/25/2033	14,900,920	14,985,243
Minnesota Housing Finance Agency:
2.730%, 08/01/2046 (Callable 07/01/2025)(Insured by GNMA)	2,406,623	2,408,897
3.200%, 06/01/2047 (Callable 07/01/2026)(Insured by GNMA)	5,375,964	5,399,583
3.000%, 10/01/2047 (Callable 01/01/2027)(Insured by GNMA)	6,664,789	6,659,842
New Hampshire Business Finance Authority:
3.250%, 04/01/2028 (Callable 01/01/2028)	45,000,000	41,965,564
3.300%, 04/01/2032 (Callable 01/01/2032)	35,000,000	30,751,770
2.872%, 07/01/2035 (Callable 01/01/2035)	17,905,000	15,377,140
New Hampshire Housing Finance Authority:
3.750%, 07/01/2034 (Callable 07/01/2023)	180,000	182,151
4.000%, 07/01/2036 (Callable 07/01/2025)	1,835,000	1,866,512
New Jersey Higher Education Student Assistance Authority:
3.500%, 12/01/2039 (Callable 12/01/2028)	17,910,000	17,923,891
3.500%, 12/01/2039 (Callable 12/01/2028)	18,250,000	18,264,155
New Jersey Turnpike Authority,
3.223%, 01/01/2036 (Callable 07/01/2025) (2)	90,230,000	88,701,260
New York State Dormitory Authority,
2.219%, 07/01/2035	15,000,000	13,105,819
North Carolina Housing Finance Agency,
2.812%, 07/01/2035 (Callable 01/01/2024)	805,000	806,728
State Public School Building Authority,
2.966%, 04/01/2027 (Insured by BAM)	5,800,000	5,747,207
Texas Private Activity Bond Surface Transportation Corp.,
3.922%, 12/31/2049	8,800,000	9,021,010
Three Rivers Local School District,
5.209%, 09/15/2027 (Callable 05/02/2022)(Insured by SD CRED PROG)	2,365,000	2,368,510
West Contra Costa Unified School District,
6.250%, 08/01/2030	1,785,000	2,166,825
Western Michigan University Homer Stryker MD School of Medicine,
4.750%, 11/15/2028 (Insured by AGM)	12,560,000	13,675,071
Westlake City School District,
5.227%, 12/01/2026 (Callable 05/02/2022)	3,570,000	3,576,767
Westvaco Corp.,
7.670%, 01/15/2027 (2)	8,000,000	9,190,961
Total Municipal Bonds (Cost $430,152,980)		412,779,296	1.1%

Residential Mortgage-Backed Securities
U.S. Government Agency Issues
Fannie Mae REMIC Trust:
Series 1993-58, Class H, 5.500%, 04/25/2023	6,702	6,779
Series 1998-66, Class C, 6.000%, 12/25/2028	7,358	7,626
Federal Gold Loan Mortgage Corp. (FGLMC):
6.500%, 06/01/2029	54,997	59,086
3.000%, 03/01/2032	1,284,813	1,259,334
3.500%, 05/01/2032	8,525,567	8,639,146
3.500%, 07/01/2032	11,608,023	11,736,135
3.000%, 04/01/2033	1,131,423	1,129,763
5.000%, 08/01/2033	2,510,658	2,715,581
3.500%, 01/01/2034	8,232,975	8,342,525
5.000%, 09/01/2035	5,014,323	5,428,542
5.500%, 01/01/2036	84,993	93,166
5.000%, 03/01/2036	2,087,469	2,259,436
6.000%, 12/01/2036	76,885	85,944
3.500%, 03/01/2037	3,545,399	3,592,365
4.000%, 03/01/2037	1,911,405	1,986,354
3.500%, 02/01/2038	39,203,811	39,694,710
5.000%, 02/01/2038	1,191,378	1,289,491
5.500%, 05/01/2038	235,714	260,148
5.500%, 01/01/2039	5,491,220	6,014,862
4.500%, 11/01/2039	1,471,144	1,566,974
4.500%, 11/01/2039	1,758,765	1,873,294
4.500%, 12/01/2039	8,739,671	9,242,479
3.000%, 02/01/2040	11,768,869	11,709,991
5.000%, 03/01/2040	358,007	385,645
4.500%, 08/01/2040	291,297	310,203
2.000%, 09/01/2040	27,656,550	25,955,317
4.500%, 09/01/2040	1,202,792	1,279,886
4.000%, 01/01/2041	5,800,312	6,070,489
4.000%, 01/01/2041	11,358,462	11,890,366
4.500%, 03/01/2041	861,508	917,387
3.500%, 10/01/2041	3,546,496	3,619,655
2.000%, 11/01/2041	85,628,192	80,889,317
4.000%, 03/01/2042	3,386,190	3,544,906
3.500%, 06/01/2042	1,760,427	1,797,025
3.500%, 07/01/2042	4,507,514	4,601,233
3.000%, 08/01/2042	6,673,809	6,672,131
3.000%, 10/01/2042	2,704,780	2,703,821
3.000%, 11/01/2042	24,324,360	24,318,243
3.500%, 12/01/2042	5,387,142	5,498,231
3.000%, 01/01/2043	11,024,069	10,998,457
3.500%, 01/01/2043	9,478,035	9,675,030
3.000%, 02/01/2043	1,513,276	1,512,271
3.000%, 04/01/2043	3,329,405	3,327,195
3.000%, 04/01/2043	9,090,098	9,084,078
3.000%, 04/01/2043	3,849,849	3,846,501
4.000%, 04/01/2043	12,691,321	13,271,114
3.500%, 05/01/2043	6,488,604	6,622,305
3.000%, 06/01/2043	8,154,435	8,145,661
3.000%, 08/01/2043	2,563,869	2,560,581
3.500%, 11/01/2043	3,750,860	3,818,451
3.500%, 01/01/2044	4,925,244	5,026,995
3.500%, 02/01/2044	16,673,542	17,016,806
4.000%, 03/01/2044	2,004,347	2,093,747
3.500%, 05/01/2044	22,519,226	22,987,953
4.000%, 05/01/2044	9,109,632	9,535,818
4.000%, 07/01/2044	1,566,845	1,634,349
3.500%, 10/01/2044	25,800,371	26,263,844
4.000%, 10/01/2044	4,599,383	4,803,229
3.000%, 01/01/2045	9,043,263	8,996,575
3.500%, 01/01/2045	14,400,676	14,699,176
4.500%, 01/01/2045	14,633,317	15,604,286
3.000%, 10/01/2045	18,156,292	18,136,968
4.000%, 10/01/2045	2,341,911	2,440,077
4.000%, 11/01/2045	5,175,200	5,390,215
3.500%, 12/01/2045	3,815,531	3,880,368
3.000%, 01/01/2046	66,190,049	66,100,451
3.000%, 01/01/2046	51,915,660	51,881,233
3.500%, 01/01/2046	15,303,298	15,599,783
4.000%, 02/01/2046	6,976,385	7,269,941
4.000%, 02/01/2046	33,480,028	34,999,132
4.000%, 04/01/2046	4,772,500	4,983,070
3.500%, 05/01/2046	2,902,664	2,973,938
3.500%, 08/01/2046	16,701,886	17,027,134
3.000%, 09/01/2046	56,419,508	56,093,250
3.000%, 10/01/2046	60,003,854	59,692,508
3.000%, 10/01/2046	36,874,870	36,668,635
3.000%, 12/01/2046	31,780,798	31,548,798
4.000%, 01/01/2047	29,270,693	30,567,145
3.000%, 02/01/2047	20,106,962	19,929,536
4.500%, 04/01/2047	14,859,671	15,595,630
3.000%, 05/01/2047	33,422,597	33,242,410
4.500%, 06/01/2047	92,479,115	96,898,312
4.500%, 08/01/2047	24,744,528	25,929,836
4.000%, 09/01/2047	8,146,092	8,399,187
4.000%, 08/01/2048	13,059,379	13,467,762
3.000%, 11/01/2049	53,809,879	53,026,024
4.000%, 05/01/2050	95,149,915	98,738,996
2.500%, 11/01/2050	25,774,273	24,673,709
2.500%, 02/01/2051	47,658,854	45,745,218
2.500%, 02/01/2051	23,262,032	22,299,135
2.500%, 02/01/2051	66,047,546	63,231,477
2.000%, 04/01/2051	86,155,726	80,309,177
3.000%, 04/01/2051	29,544,014	28,942,960
2.000%, 05/01/2051	34,950,293	32,545,974
2.500%, 05/01/2051	44,183,030	42,243,073
2.500%, 06/01/2051	19,203,407	18,352,895
2.500%, 07/01/2051	36,126,068	34,585,691
2.500%, 08/01/2051	20,247,575	19,453,293
3.000%, 09/01/2051	18,923,477	18,653,851
3.000%, 10/01/2051	12,359,256	12,114,872
2.500%, 11/01/2051	11,036,479	10,565,905
2.500%, 11/01/2051	150,408,183	144,370,791
Federal National Mortgage Association (FNMA):
5.000%, 05/01/2028	78,512	82,593
4.500%, 08/01/2029	597,931	619,828
4.500%, 09/01/2029	669,100	695,407
3.500%, 01/01/2032	20,679,633	20,940,423
3.000%, 10/01/2032	1,060,201	1,049,522
3.000%, 12/01/2032	2,084,333	2,064,735
6.000%, 03/01/2033	21,970	24,018
3.500%, 10/01/2033	10,758,527	10,893,927
4.500%, 10/01/2033	7,762,608	8,248,525
5.000%, 10/01/2033	8,900,853	9,626,945
5.000%, 11/01/2033	25,102	27,151
4.000%, 01/01/2034	3,278,301	3,413,562
5.500%, 04/01/2034	3,008,424	3,293,680
4.000%, 06/01/2034	4,516,389	4,701,333
4.000%, 09/01/2034	4,949,267	5,151,753
5.500%, 09/01/2034	80,489	88,117
6.000%, 11/01/2034	22,731	25,217
3.500%, 01/01/2035	27,852,899	28,595,043
5.500%, 02/01/2035	272,251	298,038
3.000%, 06/01/2035	6,183,618	6,170,294
5.000%, 07/01/2035	2,277,181	2,461,043
5.000%, 10/01/2035	1,074,569	1,162,326
5.000%, 02/01/2036	1,555,933	1,683,328
3.000%, 11/01/2036	18,613,281	18,573,153
5.500%, 11/01/2036	102,315	111,994
2.500%, 12/01/2036	10,209,960	9,874,217
3.500%, 02/01/2037	7,127,734	7,216,525
5.500%, 04/01/2037	681,307	745,527
4.000%, 05/01/2037	17,890,592	18,618,064
4.000%, 02/01/2038	14,143,442	14,610,065
2.500%, 04/01/2038	27,164,210	26,274,319
3.000%, 05/01/2038	15,006,358	14,914,904
4.000%, 05/01/2038	11,463,657	12,056,423
4.000%, 04/01/2039	5,738,763	6,002,458
4.500%, 04/01/2039	14,356,911	15,392,248
4.000%, 06/01/2039	11,200,011	11,659,475
5.000%, 06/01/2039	5,349,798	5,782,099
5.000%, 06/01/2039	7,792,385	8,390,431
4.500%, 11/01/2039	82,075	87,088
4.000%, 08/01/2040	602,701	628,956
3.500%, 10/01/2040	13,747,908	13,933,435
4.000%, 10/01/2040	14,972,323	15,663,626
3.500%, 12/01/2040	3,555,732	3,620,336
4.000%, 12/01/2040	3,423,581	3,581,388
2.500%, 01/01/2041	28,227,155	27,288,248
3.500%, 02/01/2041	5,711,396	5,824,525
4.500%, 02/01/2041	29,029,101	30,916,760
4.500%, 05/01/2041	3,294,468	3,497,264
4.000%, 06/01/2041	6,378,309	6,655,635
4.500%, 07/01/2041	3,584,775	3,804,528
5.000%, 07/01/2041	6,037,129	6,525,279
3.500%, 09/01/2041	8,328,704	8,492,380
4.000%, 09/01/2041	839,956	876,466
4.000%, 10/01/2041	2,505,138	2,620,399
4.000%, 12/01/2041	3,487,503	3,635,403
4.000%, 01/01/2042	4,632,003	4,839,322
4.500%, 01/01/2042	5,266,388	5,603,804
2.000%, 02/01/2042	48,118,377	45,637,211
4.000%, 02/01/2042	19,859,400	20,723,310
3.000%, 04/01/2042	31,046,910	31,113,425
3.000%, 05/01/2042	3,249,479	3,239,986
3.500%, 07/01/2042	50,490,356	51,416,100
3.500%, 08/01/2042	3,589,625	3,661,139
3.000%, 10/01/2042	12,398,377	12,386,689
3.000%, 03/01/2043	3,599,957	3,588,790
3.000%, 03/01/2043	17,962,072	17,926,762
3.000%, 05/01/2043	8,563,010	8,533,399
3.000%, 05/01/2043	18,734,689	18,673,207
3.500%, 05/01/2043	18,613,814	18,987,131
3.000%, 06/01/2043	3,746,875	3,733,575
3.000%, 07/01/2043	1,550,007	1,544,503
4.000%, 07/01/2043	13,869,072	14,497,330
3.000%, 08/01/2043	2,414,059	2,404,070
3.000%, 09/01/2043	47,912,097	47,857,220
3.500%, 09/01/2043	21,343,202	21,768,948
4.500%, 09/01/2043	5,198,242	5,501,845
3.000%, 10/01/2043	57,912,939	58,037,027
3.500%, 10/01/2043	25,928,053	26,444,313
3.000%, 11/01/2043	12,956,056	12,943,953
4.000%, 11/01/2043	4,888,535	5,101,362
4.000%, 01/01/2045	3,183,927	3,322,262
4.000%, 02/01/2045	7,907,205	8,266,194
3.500%, 04/01/2045	13,291,913	13,528,693
4.000%, 09/01/2045	2,285,820	2,379,960
4.000%, 10/01/2045	3,021,735	3,146,142
4.000%, 11/01/2045	11,263,661	11,633,568
3.500%, 12/01/2045	15,896,235	16,139,088
4.500%, 02/01/2046	14,129,356	15,022,329
3.000%, 05/01/2046	7,891,710	7,845,491
3.500%, 05/01/2046	14,181,961	14,468,302
3.000%, 07/01/2046	5,622,899	5,581,707
4.500%, 08/01/2046	10,551,746	11,163,938
3.500%, 09/01/2046	5,294,890	5,393,764
2.500%, 10/01/2046	14,320,381	13,722,442
3.000%, 11/01/2046	23,587,874	23,508,263
3.000%, 11/01/2046	11,486,557	11,419,525
3.500%, 11/01/2046	25,800,471	26,284,549
3.000%, 12/01/2046	15,789,458	15,684,016
4.000%, 02/01/2047	2,908,151	3,024,622
3.500%, 05/01/2047	1,215,318	1,233,658
3.500%, 08/01/2047	6,293,042	6,357,708
4.000%, 08/01/2047	22,931,139	23,811,355
3.500%, 10/01/2047	5,670,170	5,734,897
4.000%, 10/01/2047	15,185,793	15,667,751
4.000%, 11/01/2047	11,869,396	12,223,366
4.500%, 11/01/2047	5,724,402	6,075,729
3.500%, 12/01/2047	87,398,246	88,155,206
4.000%, 12/01/2047	18,772,667	19,368,562
4.500%, 12/01/2047	3,099,618	3,223,030
3.500%, 01/01/2048	21,253,398	21,455,268
3.500%, 02/01/2048	28,538,977	28,847,138
3.500%, 03/01/2048	25,762,419	26,054,984
4.000%, 04/01/2048	40,773,777	41,688,227
4.000%, 07/01/2048	15,037,902	15,666,816
4.000%, 09/01/2048	4,168,340	4,270,449
4.500%, 11/01/2048	16,181,627	16,890,173
5.000%, 11/01/2048	21,389,203	22,933,589
4.000%, 01/01/2049	3,858,875	3,974,575
4.500%, 01/01/2049	10,809,881	11,322,879
3.000%, 02/01/2049	14,094,614	13,942,215
3.000%, 05/01/2050	44,808,096	44,172,428
2.500%, 10/01/2050	44,955,800	43,038,552
2.500%, 11/01/2050	62,101,054	59,379,505
3.000%, 11/01/2050	7,167,188	7,059,436
2.500%, 12/01/2050	90,194,740	86,348,362
2.500%, 12/01/2050	59,777,402	57,157,595
2.500%, 01/01/2051	38,842,853	37,231,227
2.500%, 04/01/2051	21,296,522	20,390,896
2.500%, 05/01/2051	41,138,398	39,435,920
2.500%, 05/01/2051	91,261,503	87,639,265
2.500%, 05/01/2051 (8)	78,510,355	75,574,035
2.500%, 06/01/2051	30,096,670	28,916,080
2.000%, 07/01/2051	48,724,160	45,390,305
2.500%, 07/01/2051	25,358,001	24,226,898
2.500%, 07/01/2051	78,635,391	75,551,347
2.000%, 08/01/2051	18,197,838	16,951,469
2.000%, 09/01/2051	13,925,289	12,971,540
2.500%, 09/01/2051	137,582,243	131,470,721
2.500%, 10/01/2051	42,482,620	40,723,866
3.000%, 10/01/2051	71,423,120	70,085,015
2.000%, 11/01/2051	63,448,318	59,083,073
2.500%, 11/01/2051	37,858,191	36,467,003
2.500%, 11/01/2051	112,455,257	107,459,942
2.500%, 11/01/2051	32,817,023	31,417,827
3.000%, 11/01/2051	133,597,623	131,614,757
2.000%, 12/01/2051	27,467,011	25,594,378
2.000%, 12/01/2051	116,072,924	107,979,193
2.000%, 12/01/2051	38,529,662	35,878,813
2.000%, 12/01/2051	38,957,491	36,290,376
2.500%, 12/01/2051	114,630,838	109,538,810
2.500%, 12/01/2051	147,143,813	141,234,566
2.500%, 12/01/2051	51,950,210	49,632,952
2.500%, 12/01/2051	26,169,621	25,053,806
3.000%, 02/01/2052	33,581,622	33,083,179
3.000%, 02/01/2052	26,937,680	26,537,840
3.500%, 02/01/2052 (8)	36,607,108	36,913,602
3.000%, 03/01/2052 (8)	73,804,969	72,489,992
3.500%, 04/01/2052 (8)	96,192,205	96,816,452
3.500%, 05/01/2052	54,653,295	56,291,818
3.000%, 11/01/2059	58,789,088	58,299,216
Government National Mortgage Association (GNMA):
6.000%, 11/20/2033	21,302	23,266
5.000%, 07/20/2040	769,322	841,366
3.500%, 10/20/2041	3,701,130	3,800,146
3.500%, 01/15/2042	6,494,518	6,664,564
4.000%, 06/20/2042	4,036,515	4,267,007
3.500%, 09/20/2042	1,545,170	1,569,562
3.500%, 01/20/2043	32,825,898	33,613,184
4.000%, 10/20/2043	5,453,364	5,729,837
4.000%, 09/20/2044	21,006,622	22,071,061
4.000%, 01/20/2045	4,602,659	4,835,757
3.500%, 03/20/2045	7,144,006	7,269,569
3.000%, 04/20/2045	8,614,902	8,591,985
3.500%, 04/20/2045	10,576,073	10,824,781
4.000%, 08/20/2045	3,782,779	3,975,552
4.500%, 01/20/2046	6,294,368	6,716,352
3.500%, 04/20/2046	33,396,020	34,042,285
4.000%, 04/20/2046	4,097,118	4,223,237
3.500%, 05/20/2046	21,030,024	21,426,819
4.000%, 05/20/2046	9,951,587	10,421,010
3.500%, 06/20/2046	35,004,419	35,632,836
3.000%, 11/20/2046	24,294,528	23,770,721
5.000%, 04/20/2047	1,024,048	1,095,497
3.000%, 06/20/2047	14,944,281	14,886,432
4.500%, 06/20/2047	14,919,047	15,651,046
4.500%, 07/20/2047	3,645,604	3,837,456
4.500%, 09/20/2047 (6)	4,699,701	4,962,423
4.000%, 01/20/2048	6,446,825	6,675,833
5.000%, 02/20/2049	39,347,385	41,293,516
3.500%, 02/20/2050	77,350,241	79,078,732
2.500%, 03/20/2051	58,851,352	57,129,709
2.500%, 04/20/2051	75,854,667	73,541,479
2.500%, 06/20/2051	38,730,282	37,548,673
Seasoned Credit Risk Transfer Trust:
Series 2019-4, Class MA, 3.000%, 02/25/2059 (Callable 12/25/2032)	39,659,649	39,388,599
Series 2020-2, Class MT, 2.000%, 11/25/2059 (Callable 01/25/2033)	64,826,900	60,880,504
Series 2020-3, Class MT, 2.000%, 05/25/2060 (Callable 10/25/2032)	42,266,350	39,587,467
Series 2021-3, Class MTU, 2.500%, 03/25/2061 (Callable 11/25/2033)	77,530,167	74,740,654
Total U.S. Government Agency Issues (Cost $6,709,529,984)		6,457,328,619	17.3%

Non-U.S. Government Agency Issues
Alternative Loan Trust:
Series 2006-43CB, Class 2A1, 6.000%, 08/25/2022 (Callable 04/25/2022) (6)	7,257	7,234
Series 2006-28CB, Class A17, 6.000%, 10/25/2036 (Callable 04/25/2022) (6)	431,538	285,479
Arroyo Mortgage Trust:
Series 2019-3, Class A1, 2.962%, 10/25/2048 (Callable 07/25/2022) (2)(4)	14,402,704	13,973,783
Series 2020-1, Class A1A, 1.662%, 03/25/2055 (Callable 12/25/2022) (2)	12,619,475	12,416,779
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2006-HE3, Class A2, 0.833%, 03/25/2036 (1 Month LIBOR USD + 0.330%)(Callable 04/25/2022) (3)	2,960,295	2,943,071
Series 2006-HE6, Class A1, 0.813%, 11/25/2036 (1 Month LIBOR USD + 0.145%)(Callable 05/25/2022) (3)	12,055,004	11,773,861
Banc of America Alternative Loan Trust:
Series 2007-1, Class 1A1, 3.943%, 10/25/2022 (Callable 04/25/2022) (4)	72,990	67,889
Series 2005-11, Class 1CB4, 5.500%, 12/25/2035 (Callable 04/25/2022) (6)	41,026	39,152
Series 2006-5, Class CB7, 6.000%, 06/25/2046 (Callable 04/25/2022) (6)	176,482	169,138
Bayview Financial Trust,
Series 2007-B, Class 1A2, 7.331%, 08/28/2037 (Callable 04/28/2022) (7)	1,016,151	922,451
Bear Stearns ALT-A Trust,
Series 2004-4, Class A1, 0.968%, 06/25/2034 (1 Month LIBOR USD + 0.600%)(Callable 04/25/2022) (3)	256,435	257,876
Bear Stearns Asset Backed Securities I Trust,
Series 2004-AC2, Class 2A, 5.000%, 05/25/2034 (Callable 04/25/2022)	111,176	104,791
Chase Mortgage Finance Trust,
Series 2006-A1, Class 2A3, 2.879%, 09/25/2036 (Callable 04/25/2022) (4)(6)	569,580	528,262
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-9, Class 2A2, 5.500%, 11/25/2035 (Callable 04/25/2022) (6)	7,262	6,351
Countrywide Asset-Backed Certificates:
Series 2004-S1, Class A3, 5.115%, 02/25/2035 (Callable 04/25/2022) (7)	69,337	70,151
Series 2005-10, Class AF6, 4.915%, 12/25/2035 (Callable 04/25/2022) (4)	11,929	11,974
Series 2006-10, Class 1AF3, 5.971%, 12/25/2035 (Callable 04/25/2022) (4)(6)	177,230	175,276
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2003-AR26, Class 8A1, 2.558%, 11/25/2033 (Callable 04/25/2022) (4)	3,126,072	3,112,448
CWABS Asset-Backed Certificates Trust:
Series 2005-1, Class AF6, 5.030%, 06/25/2035 (Callable 04/25/2022) (4)	9	9
Series 2005-17, Class 1AF5, 5.564%, 03/25/2036 (Callable 04/25/2022) (4)	72,252	70,520
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust,
Series 2004-4, Class 1A6, 6.000%, 04/25/2034 (Callable 04/25/2022) (7)	193	193
First Horizon Alternative Mortgage Securities Trust:
Series 2006-FA8, Class 2A1, 5.750%, 07/25/2022 (Callable 04/25/2022) (9)	35,375	0
Series 2006-FA6, Class 3A1, 5.750%, 11/25/2022 (Callable 04/25/2022)	2,843	2,133
FirstKey Homes LLC,
Series 2021-SFR1, Class A, 1.538%, 08/19/2038 (2)	128,484,175	119,063,561
FirstKey Homes Trust,
Series 2021-SFR2, Class A, 1.376%, 09/17/2038 (2)	49,333,635	45,106,591
Fremont Home Loan Trust,
Series 2006-A, Class 1A1, 0.813%, 05/25/2036 (1 Month LIBOR USD + 0.290%)(Callable 04/25/2022) (3)	10,079,771	9,796,896
GE Capital Mortgage Services, Inc. Trust,
Series 1999-HE1, Class A7, 6.265%, 04/25/2029 (Callable 04/25/2022)	34	34
Home Partners of America Trust,
Series 2021-2, Class A, 1.901%, 12/17/2026 (2)	117,146,889	109,840,882
IMC Home Equity Loan Trust,
Series 1997-5, Class A10, 6.880%, 11/20/2028	27	27
Impac CMB Trust:
Series 2004-4, Class 2A2, 5.749%, 09/25/2034 (Callable 04/25/2022) (7)	53,369	55,699
Series 2004-5, Class 1A2, 1.157%, 10/25/2034 (1 Month LIBOR USD + 0.700%)(Callable 04/25/2022) (3)	1,203,191	1,200,876
Series 2004-6, Class 1A1, 1.257%, 10/25/2034 (1 Month LIBOR USD + 0.800%)(Callable 04/25/2022) (3)	1,001,227	988,875
J.P. Morgan Alternative Loan Trust,
Series 2006-A1, Class 2A1, 3.184%, 03/25/2036 (Callable 12/25/2023) (4)(6)	154,450	155,595
J.P. Morgan Mortgage Trust:
Series 2005-A4, Class 1A1, 2.314%, 07/25/2035 (Callable 04/25/2022) (4)	280,649	288,912
Series 2007-A1, Class 5A2, 2.382%, 07/25/2035 (Callable 09/25/2024) (4)	1,004,687	1,014,086
Series 2007-A1, Class 5A5, 2.382%, 07/25/2035 (Callable 09/25/2024) (4)	1,521,259	1,537,090
Series 2006-A7, Class 2A2, 3.114%, 01/25/2037 (Callable 04/25/2022) (4)(6)	61,241	56,727
Series 2006-A7, Class 2A4R, 3.114%, 01/25/2037 (Callable 04/25/2022) (4)(6)	261,648	239,101
Series 2007-A2, Class 2A3, 2.919%, 04/25/2037 (Callable 04/25/2022) (4)(6)	647,750	583,807
Merrill Lynch Mortgage Investors Trust,
Series 2004-F, Class A1A, 1.822%, 12/25/2029 (Callable 04/25/2022) (4)	2,618,178	2,671,765
MetLife, Inc.,
Series 2019-1A, Class A1A, 3.750%, 04/25/2058 (Callable 01/25/2029) (2)(4)	7,716,913	7,770,439
Mill City Mortgage Loan Trust,
Series 2021-NMR1, Class A1, 1.125%, 11/25/2060 (Callable 04/25/2029) (2)(4)	19,972,394	19,146,688
Morgan Stanley Mortgage Loan Trust,
Series 2004-7AR, Class 2A1, 2.474%, 09/25/2034 (Callable 06/25/2026) (4)	1,124,723	1,152,028
New Residential Mortgage Loan Trust:
Series 2017-2A, Class A3, 4.000%, 03/25/2057 (Callable 12/25/2027) (2)(4)	6,290,023	6,304,743
Series 2017-3A, Class A1, 4.000%, 04/25/2057 (Callable 12/25/2029) (2)(4)	8,779,182	8,804,145
Series 2017-4A, Class A1, 4.000%, 05/25/2057 (Callable 02/25/2028) (2)(4)	12,840,700	12,858,914
Series 2018-1A, Class A1A, 4.000%, 12/25/2057 (Callable 11/25/2030) (2)(4)	7,007,831	7,065,206
Series 2020-1A, Class A1B, 3.500%, 10/25/2059 (Callable 01/25/2035) (2)(4)	13,475,889	13,388,587
Series 2022-NQM2, Class A1, 3.079%, 03/25/2062 (Callable 02/25/2024) (2)(4)	39,810,924	39,034,611
OBX Trust,
Series 2022-NQM2, Class A1, 2.933%, 01/25/2062 (Callable 02/25/2025) (2)(4)	93,618,738	91,700,313
Progress Residential Trust,
Series 2021-SFR8, Class A, 1.510%, 10/17/2038 (2)	73,425,000	66,585,292
RALI Series Trust,
Series 2004-QS6, Class A1, 5.000%, 06/25/2022 (Callable 04/25/2022)	6,158	5,772
Renaissance Home Equity Loan Trust,
Series 2007-1, Class AF3, 5.612%, 04/25/2037 (Callable 04/25/2027) (7)	2,482,525	884,372
Starwood Mortgage Residential Trust,
Series 2021-4, Class A1, 1.162%, 08/25/2056 (Callable 06/25/2024) (2)(4)	42,299,199	40,553,448
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-12, Class 3A1, 2.543%, 09/25/2034 (Callable 04/25/2022) (4)	938,695	949,441
Structured Asset Securities Corp.:
Series 2005-7XS, Class 1A4B, 5.940%, 04/25/2035 (Callable 04/25/2022) (7)	649	762
Series 2006-OPT1, Class A6, 0.818%, 04/25/2036 (1 Month LIBOR USD + 0.150%)(Callable 01/25/2025) (3)	5,399,496	5,336,768
Thornburg Mortgage Securities Trust,
Series 2003-5, Class 3A, 1.987%, 10/25/2043 (Callable 04/25/2022) (4)	5,043,725	5,051,151
Towd Point Mortgage Trust:
Series 2016-2, Class A1, 3.000%, 08/25/2055 (Callable 10/25/2024) (2)(4)	353,523	353,236
Series 2016-5, Class A1, 2.500%, 10/25/2056 (Callable 06/25/2025) (2)(4)	1,686,325	1,686,364
Series 2017-1, Class A1, 2.750%, 10/25/2056 (Callable 05/25/2025) (2)(4)	7,590,104	7,589,996
Series 2017-6, Class A1, 2.750%, 10/25/2057 (Callable 08/25/2025) (2)(4)	20,932,381	20,731,197
Series 2018-1, Class A1, 3.000%, 01/28/2058 (Callable 06/25/2025) (2)(4)	2,110,778	2,103,082
Series 2019-1, Class A1, 3.656%, 03/25/2058 (Callable 12/25/2025) (2)(4)	29,417,205	29,345,992
Series 2018-6, Class A1A, 3.750%, 03/25/2058 (Callable 12/25/2025) (2)(4)	15,408,725	15,503,842
Series 2018-4, Class A1, 3.000%, 06/25/2058 (Callable 03/25/2026) (2)(4)	15,685,209	15,382,017
Series 2019-4, Class A1, 2.900%, 10/25/2059 (Callable 09/25/2026) (2)(4)	85,298,379	83,753,582
Series 2020-2, Class A1A, 1.636%, 04/25/2060 (Callable 07/25/2026) (2)(4)	11,423,846	10,862,218
Series 2020-4, Class A1, 1.750%, 10/25/2060 (Callable 11/25/2026) (2)	86,851,093	81,988,717
WaMu Mortgage Pass-Through Certificates Trust:
Series 2004-CB2, Class 3A, 6.000%, 08/25/2034 (Callable 04/25/2022)	3,123,485	3,231,872
Series 2004-CB3, Class 2A, 6.500%, 10/25/2034 (Callable 04/25/2022)	1,484,262	1,485,811
Series 2004-AR14, Class A1, 2.762%, 01/25/2035 (Callable 04/25/2022) (4)	3,884,290	3,878,172
Total Non-U.S. Government Agency Issues (Cost $992,105,688)		944,028,123	2.6%
Total Residential Mortgage-Backed Securities (Cost $7,701,635,672)		7,401,356,742	19.9%

Commercial Mortgage-Backed Securities
U.S. Government Agency Issues
Fannie Mae REMIC Trust,
Series 2014-M2, Class A2, 3.513%, 12/25/2023 (4)	4,994,442	5,071,637
Freddie Mac Multifamily Structured Pass Through Certificates:
Series K048, Class A2, 3.284%, 06/25/2025 (4)	28,400,000	28,806,577
Series K734, Class A2, 3.208%, 02/25/2026	21,500,000	21,714,463
Series K736, Class A2, 2.282%, 07/25/2026	67,700,000	66,090,439
Series K057, Class A2, 2.570%, 07/25/2026	21,420,000	21,250,741
Series K058, Class A2, 2.653%, 08/25/2026	24,865,000	24,750,805
Series K063, Class A2, 3.430%, 01/25/2027 (4)	79,804,512	82,038,951
Series K064, Class A2, 3.224%, 03/25/2027	60,635,903	61,806,061
Series K065, Class A2, 3.243%, 04/25/2027	34,635,000	35,359,568
Series K066, Class A2, 3.117%, 06/25/2027	13,214,000	13,422,242
Series K067, Class A2, 3.194%, 07/25/2027	68,324,045	69,647,994
Series K068, Class A2, 3.244%, 08/25/2027	27,963,000	28,584,257
Series K069, Class A2, 3.187%, 09/25/2027 (4)	25,488,779	25,976,056
Series K071, Class A2, 3.286%, 11/25/2027	25,529,000	26,168,502
Series K072, Class A2, 3.444%, 12/25/2027	6,050,000	6,252,988
Series K073, Class A2, 3.350%, 01/25/2028	1,350,000	1,389,357
Series K074, Class A2, 3.600%, 01/25/2028	21,722,000	22,640,988
Series K076, Class A2, 3.900%, 04/25/2028	92,070,000	97,463,562
Series K077, Class A2, 3.850%, 05/25/2028 (4)	68,650,000	72,514,817
Series K078, Class A2, 3.854%, 06/25/2028	59,788,633	63,121,544
Series K080, Class A2, 3.926%, 07/25/2028 (4)	14,950,000	15,868,078
Series K082, Class A2, 3.920%, 09/25/2028 (4)	56,545,000	60,067,363
Series K083, Class A2, 4.050%, 09/25/2028 (4)	1,000,000	1,069,896
Series K156, Class A3, 3.700%, 06/25/2033 (4)	11,088,000	11,721,024
Series K-1510, Class A3, 3.794%, 01/25/2034	13,525,000	14,214,994
Total U.S. Government Agency Issues (Cost $896,927,977)		877,012,904	2.4%

Non-U.S. Government Agency Issues
BANK:
Series 2017-BNK4, Class A4, 3.625%, 05/17/2050 (Callable 03/15/2027)	44,535,000	45,057,467
Series 2017-BNK8, Class A4, 3.488%, 11/17/2050 (Callable 10/15/2027)	67,663,000	68,089,426
Series 2019-BN21, Class A5, 2.851%, 10/18/2052 (Callable 09/15/2029)	39,560,000	38,197,621
Series 2020-BN29, Class A4, 1.997%, 11/18/2053 (Callable 11/15/2030)	66,985,000	60,154,057
Series 2017-BNK9, Class A4, 3.538%, 11/17/2054 (Callable 12/15/2027)	98,103,000	98,948,304
Series 2017-BNK5, Class A5, 3.390%, 06/17/2060 (Callable 06/15/2027)	22,501,000	22,532,137
Series 2017-BNK7, Class A5, 3.435%, 09/17/2060 (Callable 09/15/2027)	350,000	351,300
Series 2018-BN10, Class A5, 3.688%, 02/17/2061 (Callable 01/15/2028)	11,050,000	11,230,323
Series 2018-BN12, Class A4, 4.255%, 05/17/2061 (Callable 05/15/2028) (4)	15,302,008	16,029,822
Series 2018-BN13, Class A5, 4.217%, 08/17/2061 (Callable 07/15/2028) (4)	8,565,000	8,953,294
BBCMS Mortgage Trust,
Series 2022-C15, Class ASB, 3.684%, 04/16/2055 (Callable 10/15/2031) (4)(8)	7,104,000	7,250,454
Benchmark Mortgage Trust:
Series 2018-B6, Class A4, 4.261%, 10/10/2051 (Callable 08/10/2028)	17,420,000	18,249,817
Series 2018-B8, Class A5, 4.232%, 01/18/2052 (Callable 12/15/2028)	24,235,000	25,382,743
Series 2020-B19, Class A5, 1.850%, 09/17/2053 (Callable 08/15/2030)	56,766,000	50,683,347
Series 2020-B20, Class A5, 2.034%, 10/20/2053 (Callable 10/15/2030)	31,916,000	28,786,844
Series 2020-B21, Class A5, 1.978%, 12/17/2053 (Callable 11/15/2030)	32,760,000	29,366,149
Series 2021-B24, Class A5, 2.584%, 03/17/2054 (Callable 03/15/2031)	40,000,000	37,593,724
Series 2021-B31, Class A5, 2.669%, 12/17/2054 (Callable 12/15/2031)	74,100,000	69,989,718
Series 2019-B10, Class A4, 3.717%, 03/17/2062	31,738,170	32,315,706
Series 2019-B14, Class A5, 3.049%, 12/15/2062 (Callable 11/15/2029)	28,769,000	28,087,954
CD Mortgage Trust:
Series 2016-CD1, Class A4, 2.724%, 08/12/2049 (Callable 08/10/2026)	46,415,000	45,277,030
Series 2017-CD3, Class A4, 3.631%, 02/11/2050 (Callable 01/10/2027)	7,200,000	7,262,628
Series 2018-CD7, Class A4, 4.279%, 08/17/2051 (Callable 07/15/2028)	7,400,000	7,769,211
CFCRE Commercial Mortgage Trust,
Series 2016-C4, Class A4, 3.283%, 05/10/2058	29,732,980	29,491,572
Citigroup Commercial Mortgage Trust:
Series 2013-GC11, Class A4, 3.093%, 04/10/2046 (Callable 03/10/2023)	34,503,388	34,604,269
Series 2014-GC19, Class A3, 3.753%, 03/12/2047 (Callable 12/10/2023)	6,045,642	6,065,135
Series 2014-GC25, Class A4, 3.635%, 10/10/2047 (Callable 09/10/2024)	16,838,590	16,892,719
Series 2015-GC27, Class A5, 3.137%, 02/10/2048 (Callable 12/10/2024)	59,202,541	58,807,476
Series 2015-GC35, Class A4, 3.818%, 11/13/2048 (Callable 11/10/2025)	68,175,000	68,917,808
Series 2017-P7, Class A4, 3.712%, 04/15/2050 (Callable 03/14/2027)	9,500,000	9,615,419
Series 2017-P8, Class A4, 3.465%, 09/16/2050 (Callable 08/15/2027)	22,000,000	22,122,562
COMM Mortgage Trust:
Series 2013-CR10, Class A3, 3.923%, 08/10/2046 (Callable 07/10/2023)	10,969,762	11,078,251
Series 2014-CR15, Class ASB, 3.595%, 02/12/2047 (Callable 11/10/2023)	4,901,693	4,952,315
Series 2014-CR19, Class A5, 3.796%, 08/12/2047 (Callable 08/10/2024)	15,789,828	15,945,637
Series 2014-UBS5, Class A4, 3.838%, 09/12/2047 (Callable 09/10/2024)	17,596,000	17,698,025
Series 2013-CR11, Class A3, 3.983%, 08/12/2050 (Callable 08/10/2023)	10,258,942	10,373,421
DBGS Mortgage Trust,
Series 2018-C1, Class A4, 4.466%, 10/17/2051	19,875,000	21,050,507
DBJPM Mortgage Trust:
Series 2016-C3, Class ASB, 2.756%, 08/12/2049 (Callable 01/10/2026)	9,490,563	9,429,887
Series 2017-C6, Class A5, 3.328%, 06/10/2050 (Callable 06/10/2027)	20,800,000	20,787,036
Series 2020-C9, Class A5, 1.926%, 08/15/2053 (Callable 03/15/2030)	22,555,000	20,276,232
GS Mortgage Securities Trust:
Series 2013-GC14, Class A5, 4.243%, 08/10/2046 (Callable 07/10/2023)	25,500,000	25,884,522
Series 2015-GS1, Class A3, 3.734%, 11/10/2048 (Callable 11/10/2025)	16,488,248	16,625,183
J.P. Morgan Chase Commercial Mortgage Securities Trust:
Series 2013-LC11, Class A5, 2.960%, 04/15/2046 (Callable 04/15/2023)	18,102,913	18,088,556
Series 2013-C10, Class ASB, 2.702%, 12/17/2047 (Callable 12/15/2022)	1,976,471	1,980,581
JPMBB Commercial Mortgage Securities Trust:
Series 2013-C12, Class ASB, 3.157%, 07/17/2045 (Callable 05/15/2022)	215,958	215,993
Series 2013-C12, Class A5, 3.664%, 07/17/2045 (Callable 05/15/2023)	6,835,000	6,885,896
Series 2013-C15, Class A4, 4.096%, 11/17/2045 (Callable 09/15/2023)	1,136,707	1,148,060
Series 2013-C14, Class A4, 4.133%, 08/17/2046 (Callable 07/15/2023) (4)	21,875,092	22,019,861
Series 2013-C17, Class A3, 3.928%, 01/17/2047 (Callable 11/15/2023)	3,160,205	3,148,761
Series 2013-C17, Class A4, 4.199%, 01/17/2047 (Callable 12/15/2023)	17,276,000	17,550,991
Series 2014-C24, Class ASB, 3.368%, 11/18/2047 (Callable 07/15/2024)	5,010,635	5,053,395
Series 2014-C25, Class ASB, 3.407%, 11/18/2047 (Callable 08/15/2024)	4,744,351	4,775,013
Series 2015-C30, Class A5, 3.822%, 07/15/2048 (Callable 07/15/2025)	22,658,000	22,893,879
Series 2015-C28, Class A4, 3.227%, 10/19/2048 (Callable 03/15/2025)	16,688,500	16,575,636
JPMCC Commercial Mortgage Securities Trust:
Series 2017-JP7, Class A5, 3.454%, 09/16/2050 (Callable 07/15/2027)	9,000,000	9,037,770
Series 2017-C7, Class A5, 3.409%, 10/17/2050 (Callable 08/15/2027)	6,035,000	6,046,639
JPMDB Commercial Mortgage Securities Trust,
Series 2017-C5, Class A5, 3.694%, 03/17/2050 (Callable 01/15/2027)	24,380,000	24,733,744
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2013-C10, Class A3, 4.095%, 07/17/2046 (Callable 04/15/2023) (4)	5,596,090	5,630,686
Series 2013-C12, Class A3, 3.973%, 10/17/2046 (Callable 07/15/2023)	16,211,562	16,334,776
Series 2014-C16, Class A5, 3.892%, 06/17/2047 (Callable 05/15/2024)	25,000,000	25,232,662
Series 2016-C29, Class ASB, 3.140%, 05/17/2049 (Callable 11/15/2025)	10,492,203	10,479,899
Series 2016-C30, Class A5, 2.860%, 09/17/2049 (Callable 08/15/2026)	18,082,000	17,706,833
Series 2017-C34, Class A4, 3.536%, 11/18/2052 (Callable 09/15/2027)	41,287,079	41,488,812
Morgan Stanley Capital I Trust,
Series 2018-H3, Class A5, 4.177%, 07/15/2051 (Callable 06/15/2028)	22,101,510	22,834,911
Wells Fargo Commercial Mortgage Trust:
Series 2015-C27, Class ASB, 3.278%, 02/18/2048 (Callable 12/15/2024)	10,498,333	10,550,610
Series 2015-SG1, Class ASB, 3.556%, 09/17/2048 (Callable 12/15/2024)	13,810,119	13,947,151
Series 2015-SG1, Class A4, 3.789%, 09/17/2048 (Callable 08/15/2025)	19,699,325	19,770,425
Series 2015-P2, Class A3, 3.541%, 12/15/2048 (Callable 11/15/2025)	40,039,474	39,649,713
Series 2017-C42, Class A4, 3.589%, 12/16/2050 (Callable 12/15/2027)	7,315,000	7,390,519
Series 2019-C50, Class ASB, 3.635%, 05/17/2052 (Callable 08/15/2028)	20,000,000	20,188,414
Series 2019-C54, Class A4, 3.146%, 12/17/2052 (Callable 11/15/2029)	30,610,609	30,042,828
Series 2017-RC1, Class A4, 3.631%, 01/15/2060 (Callable 02/15/2027)	14,225,000	14,374,782
WFRBS Commercial Mortgage Trust:
Series 2013-C13, Class ASB, 2.654%, 05/17/2045 (Callable 02/15/2023)	1,412,402	1,416,880
Series 2013-C18, Class A4, 3.896%, 12/17/2046	11,075,434	11,153,173
Series 2014-C21, Class A5, 3.678%, 08/16/2047 (Callable 07/15/2024)	34,719,000	34,958,863
Series 2014-C24, Class A4, 3.343%, 11/18/2047 (Callable 09/15/2024)	36,730,000	36,462,407
Series 2014-C23, Class ASB, 3.636%, 10/17/2057	3,493,653	3,523,379
Total Non-U.S. Government Agency Issues (Cost $1,829,794,831)		1,721,469,550	4.6%
Total Commercial Mortgage-Backed Securities (Cost $2,726,722,808)		2,598,482,454	7.0%

Asset Backed Securities
Citibank Credit Card Issuance Trust,
Series 2007-A3, Class A3, 6.150%, 06/15/2039	8,691,000	11,015,533
Donlen Fleet Lease Funding 2 LLC,
Series 2021-2, Class A2, 0.560%, 12/11/2034 (2)	33,054,247	32,426,216
Ford Credit Auto Owner Trust:
Series 2019-1, Class A, 3.520%, 07/15/2030 (Callable 01/15/2024) (2)	25,192,000	25,473,367
Series 2018-1, Class A, 3.190%, 07/15/2031 (Callable 01/15/2025) (2)	40,550,000	40,408,574
Navient Private Education Refi Loan Trust,
Series 2021-GA, Class A, 1.580%, 04/15/2070 (Callable 09/15/2028) (2)	18,888,102	17,920,427
Nelnet Student Loan Trust,
Series 2021-A, Class APT1, 1.360%, 04/20/2062 (Callable 09/20/2029) (2)	46,438,924	43,509,868
Oakwood Mortgage Investors, Inc.,
Series 1999-B, Class A3, 6.450%, 12/15/2023 (Callable 04/15/2022)	3,354	3,376
PFS Financing Corp.,
Series 2020-F, Class A, 0.930%, 08/15/2024 (2)	16,750,000	16,691,326
SBA Tower Trust,
1.840%, 10/15/2051 (Callable 04/15/2026) (2)	94,050,000	85,893,739
Towd Point Asset Trust,
Series 2021-SL1, Class A1, 1.050%, 11/21/2061 (2)	16,551,449	15,729,743
Towd Point Mortgage Trust:
Series 2020-MH1, Class A1A, 2.184%, 02/25/2060 (Callable 08/25/2022) (2)(4)	36,300,712	35,120,093
Series 2020-MH1, Class A1, 2.250%, 02/25/2060 (Callable 08/25/2022) (2)(4)	23,139,896	22,413,334
Toyota Auto Loan Extended Note Trust:
Series 2019-1A, Class A, 2.560%, 11/25/2031 (Callable 05/25/2024) (2)	68,654,950	68,169,361
Series 2020-1A, Class A, 1.350%, 05/25/2033 (Callable 05/25/2025) (2)	104,383,000	98,803,217
Total Asset Backed Securities (Cost $536,334,895)		513,578,174	1.4%
Total Long-Term Investments (Cost $38,369,075,867)		36,582,920,198	98.1%

SHORT-TERM INVESTMENT	Shares
Money Market Mutual Fund
First American Government Obligations Fund, Class U, 0.21% (5)	1,181,640,484	1,181,640,484
Total Short-Term Investment (Cost $1,181,640,484)		1,181,640,484	3.2%
Total Investments (Cost $39,550,716,351)		37,764,560,682	101.3%
Liabilities in Excess of Other Assets		(478,719,361)	(1.3)%
TOTAL NET ASSETS		$37,285,841,321	100.0%

Notes to Schedule of Investments
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal
BAM	Build America Mutual Assurance Co.
GNMA	Government National Mortgage Association
NATL	National Public Finance Guarantee Corp.
SD CRED PROG	State Credit Enhancement Program

CMT	Constant Maturity Treasury
LIBOR	London Inter-bank Offered Rate
SOFR	Secured Overnight Financing Rate

(1)	Foreign security.
(2)
Security as defined in Rule 144A under the Securities Act of 1933 and classified as liquid under the Fund’s liquidity risk management program. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At March 31, 2022, the value of these securities totaled $6,058,502,219, which represented 16.25% of total net assets.

(3)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of March 31, 2022.
(4)	Variable rate security. The coupon is based on an underlying pool of loans. The rate reported is the rate in effect as of March 31, 2022.
(5)	Seven-day yield.
(6)	Security that, on the last payment date, missed a partial principal or interest payment.
(7)	Step-up bond; the interest rate shown is the rate in effect as of March 31, 2022.
(8)	Security or a portion of the security, purchased on a when-issued or delayed delivery basis.
(9)	Security in default.

Baird Aggregate Bond Fund
Summary of Fair Value Exposure at March 31, 2022 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability. These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 - Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity can access at the measurement date.
Level 2 - Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.
Level 3 - Unobservable inputs for the asset or liability.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2022:

	Level 1	Level 2	Level 3	Total
Long-Term Investments
U.S. Treasury Securities	$–	$10,975,510,387	$–	$10,975,510,387
Other Government Related Securities	–	87,116,917	–	87,116,917
Corporate Bonds	–	14,594,096,228	–	14,594,096,228
Municipal Bonds	–	412,779,296	–	412,779,296
Residential Mortgage-Backed Securities - U.S. Government Agency Issues	–	6,457,328,619	–	6,457,328,619
Residential Mortgage-Backed Securities - Non-U.S. Government Agency Issues	–	944,028,123	–	944,028,123
Commercial Mortgage-Backed Securities - U.S. Government Agency Issues	–	877,012,904	–	877,012,904
Commercial Mortgage-Backed Securities - Non-U.S. Government Agency Issues	–	1,721,469,550	–	1,721,469,550
Asset Backed Securities	–	513,578,174	–	513,578,174
Total Long-Term Investments	–	36,582,920,198	–	36,582,920,198
Short-Term Investment
Money Market Mutual Fund	1,181,640,484	–	–	1,181,640,484
Total Short-Term Investment	1,181,640,484	–	–	1,181,640,484
Total Investments	$1,181,640,484	$36,582,920,198	$–	$37,764,560,682

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year’s annual report.